                      VARIABLE ANNUITY CONTRACT PROSPECTUS
                   FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
 SINGLE PAYMENT VARIABLE ANNUITY CONTRACT OF MINNESOTA LIFE'S VARIABLE ANNUITY
                                    ACCOUNT

 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                                Ph 651/665-3500
                         http://www.minnesotamutual.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

Your Contract values are invested in our Variable Annuity Account. The Variable Annuity Account invests in shares of the Advantus Series Fund, Inc. and Class 2 of the Templeton Developing Markets Fund, a series of Templeton Variable Products Series Fund (the "Funds"). Your Contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("(Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus sets forth concisely the information that a prospective investor should know before investing in the Variable Annuity Account. Read it and keep it for future reference. A Statement of Additional Information with the same date contains further contract information. It has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (651) 665-3500, or by writing to us at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus.

  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS OF THE
     ADVANTUS SERIES FUND, INC. AND THE TEMPLETON DEVELOPING MARKETS FUND.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND
                         RETAINED FOR FUTURE REFERENCE.

The date of this document and the Statement of Additional Information is: May 3,
                                     1999.

                 THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

              TABLE OF CONTENTS

                 SPECIAL TERMS                                                 1

                 QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS    2

                 EXPENSE TABLE                                                 5

                 GENERAL DESCRIPTIONS                                         11
                       Minnesota Life Insurance Company                       11
                       Variable Annuity Account                               11
                       The Funds                                              11
                       Additions, Deletions or Substitutions                  12

                 CONTRACT CHARGES                                             13
                       Sales Charges                                          13
                       Mortality and Expense Risk Charges                     15

                 EXCHANGE OFFER                                               15

                 VOTING RIGHTS                                                16

                 DESCRIPTION OF THE CONTRACTS                                 17
                       General Provisions                                     17
                       Annuity Payments and Options                           19
                       Death Benefits                                         25
                       Purchase Payments and Value of the Contract            26
                       Redemptions                                            29

                 FEDERAL TAX STATUS                                           31

                 PERFORMANCE DATA                                             37

                 RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM     37

                 YEAR 2000 COMPUTER PROBLEM                                   37

                 STATEMENT OF ADDITIONAL INFORMATION                          38

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION               A-1

                 APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES       B-1

                 APPENDIX C -- TYPES OF QUALIFIED PLANS                      C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund whose separate investment portfolio, we have designated as an eligible investment for the Variable Annuity Account, namely, Advantus Series Fund, Inc. ("Advantus Fund") and its Portfolios and Class 2 of the Templeton Developing Markets Fund ("Templeton Fund").

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in other separate accounts established by us.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a contract.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US: Minnesota Life Insurance Company (formerly "The Minnesota Mutual Life Insurance Company").

YOU, YOUR:  the Contract Owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account, as you specify. In the General Account, your purchase payments receive interest and principal guarantees. In the Variable Annuity Account, your purchase payments are invested in each Fund. There are no interest or principal guarantees on your contract values.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

The available Portfolios of the Advantus Fund are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in Class 2 shares of the Templeton Developing Markets Fund.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another or among the Portfolios. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

For more information on charges, see the heading "Contract Charges" in this Prospectus. The deferred sales charge is discussed below.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years. In addition, a deferred sales charge may apply. We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law. The Portfolios pay investment advisory and other expenses. Total expenses of the Portfolios range from .40% to 1.91% of average daily net assets of the Portfolios on an annual basis.

The Expense Tables that follow provide detailed cost and expense information.

EXPENSE TABLE

The tables shown below are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. Surrender amounts in years shown reflect the contract owner's ability to withdraw an amount equal to ten percent of the accumulation value at the end of the previous calendar year without the imposition of the deferred sales charge. The tables show the expenses of each portfolio of Advantus Series Fund, Inc. after expense reimbursement.

The following contract expense information is intended to illustrate the expenses of the MultiOption Annuity variable annuity contracts. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   6% decreasing uniformly by .05% for
  amount surrendered)                     each of the first 120 months from the
                                          contract date

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Fees           1.25%
                                          ----
Total Separate Account Annual Expenses    1.25%
                                          ----
                                          ----

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   9% decreasing uniformly by .075% for
  amount surrendered)                     each of the first 120 months from the
                                          contract date

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Fees           1.25%
                                          ----
Total Separate Account Annual Expenses    1.25%
                                          ----
                                          ----

FUND ANNUAL EXPENSES

(As a percentage of average net assets for the described Advantus Series Fund, Inc. Portfolios and the Templeton Developing Markets Fund).

                                                              OTHER                              TOTAL FUND
                                        INVESTMENT          EXPENSES                           ANNUAL EXPENSES
                                        MANAGEMENT       (AFTER EXPENSE      DISTRIBUTION      (AFTER EXPENSE
                                           FEES          REIMBURSEMENTS)       EXPENSES        REIMBURSEMENTS)
                                      ---------------  -------------------  ---------------  -------------------
Advantus Series Fund, Inc.:
  Growth Portfolio..................         0.50%              0.03%                --               0.53%
  Bond Portfolio....................         0.50%              0.05%                --               0.55%
  Money Market Portfolio............         0.50%              0.08%                --               0.58%
  Asset Allocation Portfolio........         0.50%              0.03%                --               0.53%
  Mortgage Securities Portfolio.....         0.50%              0.07%                --               0.57%
  Index 500 Portfolio...............         0.40%              0.04%                --               0.44%
  Capital Appreciation Portfolio....         0.75%              0.03%                --               0.78%
  International Stock Portfolio.....         0.70%              0.24%                --               0.94%
  Small Company Growth Portfolio....         0.75%              0.04%                --               0.79%
  Maturing Government Bond 2002
   Portfolio (1)....................         0.25%              0.15%                --               0.40%
  Maturing Government Bond 2006
   Portfolio (1)....................         0.25%              0.15%                --               0.40%
  Maturing Government Bond 2010
   Portfolio (1)....................         0.25%              0.15%                --               0.40%
  Value Stock Portfolio.............         0.75%              0.04%                --               0.79%
  Small Company Value Portfolio
   (1)..............................         0.75%              0.15%                --               0.90%
  Global Bond Portfolio.............         0.60%              0.53%                --               1.13%
  Index 400 Mid-Cap Portfolio (1)...         0.40%              0.15%                --               0.55%
  Macro-Cap Value Portfolio (1).....         0.70%              0.15%                --               0.85%
  Micro-Cap Growth Portfolio (1)....         1.10%              0.15%                --               1.25%
  Real Estate Securities Portfolio
   (1)..............................         0.75%              0.15%                --               0.90%
Templeton Variable Products
  Series:...........................
  Developing Markets Fund Class 2...         1.25%              0.41%              0.25%(2)           1.91%

(1) Minnesota Life voluntarily absorbed certain expenses of the Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Small Company Value, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios for the period ended December 31, 1998. If these portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been 1.07%, 1.12%, 1.33%, 1.83%, 1.36%, 2.53%,
2.10%, and 1.90%, respectively. For these Portfolios, it is Minnesota Life's intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%. Minnesota Life also reserves the option to reduce the level of other expenses which it will voluntarily absorb.

(2) Developing Markets Fund Class 2 has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. The Rule 12b-1 Plan allows for an annual fee equal to .25% of average daily net assets of the Developing Markets Fund Class 2. This fee is included in other expenses.

CONTRACT OWNER EXPENSE EXAMPLE

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                                          IF YOU ANNUITIZE AT THE END
                                         IF YOU SURRENDERED YOUR         OF THE APPLICABLE TIME PERIOD
                                        CONTRACT AT THE END OF THE               OR YOU DO NOT
                                          APPLICABLE TIME PERIOD           SURRENDER YOUR CONTRACT*
                                     --------------------------------   -------------------------------
                                       1       3        5        10       1       3       5        10
                                     YEAR    YEARS    YEARS    YEARS    YEAR    YEARS   YEARS    YEARS
                                     -----   ------   ------   ------   -----   -----   ------   ------
  Growth Portfolio.................  $ 68    $  98    $ 128    $ 209    $ 18    $ 56    $  96    $ 209
  Bond Portfolio...................  $ 68    $  98    $ 129    $ 212    $ 18    $ 57    $  97    $ 212
  Money Market Portfolio...........  $ 69    $  99    $ 131    $ 215    $ 19    $ 58    $  99    $ 215
  Asset Allocation Portfolio.......  $ 68    $  98    $ 128    $ 209    $ 18    $ 56    $  96    $ 209
  Mortgage Securities Portfolio....  $ 69    $  99    $ 130    $ 214    $ 18    $ 57    $  99    $ 214
  Index 500 Portfolio..............  $ 67    $  95    $ 124    $ 200    $ 17    $ 53    $  92    $ 200
  Capital Appreciation Portfolio...  $ 71    $ 105    $ 141    $ 236    $ 21    $ 64    $ 109    $ 236
  International Stock Portfolio....  $ 72    $ 110    $ 148    $ 252    $ 22    $ 69    $ 117    $ 252
  Small Company Growth Portfolio...  $ 71    $ 105    $ 141    $ 237    $ 21    $ 64    $ 110    $ 237
  Maturing Government Bond 2002
   Portfolio.......................  $ 67    $  94    $ 122    $ 195    $ 17    $ 52    $  90    $ 195
  Maturing Government Bond 2006
   Portfolio.......................  $ 67    $  94    $ 122    $ 195    $ 17    $ 52    $  90    $ 195
  Maturing Government Bond 2010
   Portfolio.......................  $ 67    $  94    $ 122    $ 195    $ 17    $ 52    $  90    $ 195
  Value Stock Portfolio............  $ 71    $ 105    $ 141    $ 237    $ 21    $ 64    $ 110    $ 237
  Small Company Value Portfolio....  $ 72    $ 108    $ 146    $ 248    $ 22    $ 67    $ 115    $ 248
  Global Bond Portfolio............  $ 74    $ 115    $ 158    $ 272    $ 24    $ 74    $ 127    $ 272
  Index 400 Mid-Cap Portfolio......  $ 68    $  98    $ 129    $ 212    $ 18    $ 57    $  97    $ 212
  Macro-Cap Value Portfolio........  $ 71    $ 107    $ 144    $ 243    $ 21    $ 66    $ 113    $ 243
  Micro-Cap Growth Portfolio.......  $ 75    $ 119    $ 164    $ 284    $ 25    $ 78    $ 133    $ 284
  Real Estate Securities
   Portfolio.......................  $ 72    $ 108    $ 145    $ 244    $ 22    $ 67    $ 114    $ 244
  Templeton Developing Markets
   Portfolio.......................  $ 81    $ 137    $ 195    $ 347    $ 32    $ 97    $ 165    $ 347

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser.

CONTRACT OWNER EXPENSE EXAMPLE

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                                           IF YOU ANNUITIZE AT THE END
                                          IF YOU SURRENDERED YOUR         OF THE APPLICABLE TIME PERIOD
                                        CONTRACT AT THE END OF THE                OR YOU DO NOT
                                          APPLICABLE TIME PERIOD            SURRENDER YOUR CONTRACT*
                                     ---------------------------------   -------------------------------
                                                3        5        10       1       3       5        10
                                     1 YEAR   YEARS    YEARS    YEARS    YEAR    YEARS   YEARS    YEARS
                                     ------   ------   ------   ------   -----   -----   ------   ------
  Growth Portfolio.................  $  93    $ 118    $ 144    $ 209    $ 18    $ 56    $  96    $ 209
  Bond Portfolio...................  $  94    $ 119    $ 145    $ 212    $ 18    $ 57    $  97    $ 212
  Money Market Portfolio...........  $  94    $ 120    $ 146    $ 215    $ 19    $ 58    $  99    $ 215
  Asset Allocation Portfolio.......  $  93    $ 118    $ 144    $ 209    $ 18    $ 56    $  96    $ 209
  Mortgage Securities Portfolio....  $  94    $ 120    $ 146    $ 214    $ 18    $ 57    $  99    $ 214
  Index 500 Portfolio..............  $  92    $ 116    $ 139    $ 200    $ 17    $ 53    $  92    $ 200
  Capital Appreciation Portfolio...  $  96    $ 126    $ 156    $ 236    $ 21    $ 64    $ 109    $ 236
  International Stock Portfolio....  $  97    $ 130    $ 164    $ 252    $ 22    $ 69    $ 117    $ 252
  Small Company Growth Portfolio...  $  96    $ 126    $ 157    $ 237    $ 21    $ 64    $ 110    $ 237
  Maturing Government Bond 2002
   Portfolio.......................  $  92    $ 115    $ 137    $ 195    $ 17    $ 52    $  90    $ 195
  Maturing Government Bond 2006
   Portfolio.......................  $  92    $ 115    $ 137    $ 195    $ 17    $ 52    $  90    $ 195
  Maturing Government Bond 2010
   Portfolio.......................  $  92    $ 115    $ 137    $ 195    $ 17    $ 52    $  90    $ 195
  Value Stock Portfolio............  $  96    $ 126    $ 157    $ 237    $ 21    $ 64    $ 110    $ 237
  Small Company Value Portfolio....  $  97    $ 129    $ 162    $ 248    $ 22    $ 67    $ 115    $ 248
  Global Bond Portfolio............  $  99    $ 136    $ 173    $ 272    $ 24    $ 74    $ 127    $ 272
  Index 400 Mid-Cap Portfolio......  $  94    $ 119    $ 145    $ 212    $ 18    $ 57    $  97    $ 212
  Macro-Cap Value Portfolio........  $  96    $ 128    $ 160    $ 243    $ 21    $ 66    $ 113    $ 243
  Micro-Cap Growth Portfolio.......  $ 100    $ 139    $ 179    $ 284    $ 25    $ 78    $ 133    $ 284
  Real Estate Securities
   Portfolio.......................  $  96    $ 128    $ 160    $ 244    $ 22    $ 67    $ 114    $ 244
  Templeton Developing Markets
   Portfolio.......................  $ 106    $ 157    $ 210    $ 347    $ 32    $ 97    $ 165    $ 347

*Annuitize for this purpose means the election of an Annuity Option under which benefits are expected to continue for at least 5 years.

The examples contained in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The single payment variable annuity contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

We will always use this method for all contracts offered by this Prospectus. The total purchase payment amount will include all contributions, even those made after 12 months, to determine the death benefit.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity; and

    -  a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF THE OWNER DIES?

If you die before payments begin, we will pay the contract accumulation value contract to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Each of the 20 sub-accounts of the Variable Account invests in a different Fund Portfolio.
(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The name changed from Minnesota Mutual Variable Annuity Account on October 1, 1998. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940, but that registration does not mean that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account currently has twenty sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Advantus Fund is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). Advantus Fund issues its shares only to use in our separate account. It may offer shares to separate accounts of insurance companies affiliated with us in the future.

Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

Advantus Capital has retained investment sub-advisers to manage the investments of certain Portfolios of Advantus Fund. Those sub-advisers are:

SERIES FUND PORTFOLIO               SUB-ADVISER
---------------------  --------------------------------------
Capital Appreciation   Winslow Capital Management, Inc.
International Stock    Templeton Investment Counsel, Inc.
Macro-Cap Value        J.P. Morgan Investment Management Inc.
Micro-Cap Growth       Wall Street Associates
Global Bond            Julius Baer Investment Management Inc.

The Variable Annuity Account also invests in Class 2 shares of Templeton Developing Markets Fund, a diversified portfolio of Templeton Variable Products Series Fund. The investment adviser of Templeton Developing Markets Fund is Templeton Asset Management Ltd.

Prospectuses for Advantus Fund and Templeton Fund are attached to this Prospectus. You should carefully read those prospectuses before investing in the contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Contract with one or more of our other separate accounts.

Shares of the Portfolios of the Funds are also sold to some of our other separate accounts, which may invest premiums under variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to

(SIDEBAR)
A deferred sales charge may apply.
(END SIDEBAR)
variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. An action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example,

    -  changes in state insurance laws,

    -  changes in federal income tax laws

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those given by policy owners and those given by contract owners.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from the purchase payment made for this contract. However, when a contract's accumulation value is reduced by a withdrawal, surrender or applied to provide an annuity, a deferred sales charge may be deducted. This is for expenses relating to the sale of the contracts.

No deferred sales charge is deducted from the accumulation value withdrawn if:

    - the withdrawal occurs after a contract has been in force for at least ten contract years,

    - withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

    -  the withdrawal is on account of the annuitant's death, or

    - the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal. We will waive the sales charge on that portion of a contract's accumulation value which is applied to the purchase of our Adjustable Income Annuity, which is an immediate variable annuity contract. We will also waive the sales charge on amounts withdrawn because of an excess contribution to a tax-qualified contract for example, an IRA or a tax-sheltered annuity.

(SIDEBAR)
We pay broker-dealers to sell the contracts.
(END SIDEBAR)

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                       DEFERRED SALES CHARGE
                -----------------------------------
                FLEXIBLE PAYMENT    SINGLE PAYMENT
BEGINNING OF    VARIABLE ANNUITY   VARIABLE ANNUITY
CONTRACT YEAR       CONTRACT           CONTRACT
-------------   ----------------   ----------------
       1               9.0%               6.0%
       2               8.1                5.4
       3               7.2                4.8
       4               6.3                4.2
       5               5.4                3.6
       6               4.5                3.0
       7               3.6                2.4
       8               2.7                1.8
       9               1.8                1.2
      10               0.9                0.6
      11                 0                  0

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.5% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

As a percentage of purchase payments paid to the contracts, Ascend Financial Services, Inc. ("Ascend Financial"), the principal underwriter, may pay up to 4.5% of the amount of those purchase payments to broker-dealers responsible for the sales of the contracts. In addition, Ascend Financial or we will pay, based uniformly on the sale of variable annuity contracts by broker-dealers, credits which allow registered representatives responsible for sales of variable annuity contracts to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of the insurance and/or investment products that we offer. Credits may cover things such as the registered representatives' transportation, hotel accommodations, meals, and registration fees. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

(SIDEBAR)
The mortality and expense risk charge is 1.25%. We may increase it to 1.40%. (END SIDEBAR)

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that claims under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. PORTFOLIO CHARGES

Each of the portfolios pays investment advisory and other expenses. A full discussion of these charges may be found in the attached prospectuses for the Portfolios.

EXCHANGE OFFER

Persons owning or having an interest in certain of our fixed and variable annuities may exchange them for the contract and transfer current accumulation values into them.

Contract which can be exchanged are: individual fixed annuities issued by us and The Ministers Life Insurance Company, except SPDA 3 and SecureOption III; participants under our group annuities offering fixed benefits in situations other than where the contract is issued in connection with a tax-qualified stock bonus, pension or profit sharing plan and variable annuity contracts issued by our Variable Fund D with a contingent deferred sales charge.

If you own a combination fixed and variable annuity contract, where any general account assets are beyond a withdrawal charge period you may also be eligible for a contract exchange. For these contracts, you cannot change allocations as between fixed and variable accumulations at the time of the exchange. In addition, for contracts with interests in our Variable Fund D, other than those with a contingent deferred sales load, the contract or your participation in it must be of at least ten year's duration. No charge is made on this transfer.

(SIDEBAR)
You can instruct us how to vote Fund shares.
(END SIDEBAR)

For contracts described in this Prospectus, where the contract type is to be exchanged, as from a single payment contract to a flexible payment contract, we will allow that exchange only during the original contract's first contract year and if there have been no transfers or withdrawals. Also, for contracts described in this Prospectus, we will allow exchanges of qualified plan types which are essentially changes of plan type as, for example, when a person wishes to convert an existing IRA into a Roth IRA. In some circumstances where contracts are being exchanged we may charge $50 to cover administrative expense.

For exchanges from an annuity where a sales charge is deducted from each purchase payment, accumulation values credited to a contract at the time of transfer will not be subject to a deferred sales charge at any time. However, purchase payments made later to the contract may be subject to a deferred sales charge if those amounts are then withdrawn, surrendered or applied to provide an annuity. The deferred sales charge will be applied so that the contract year of the contract will be the same as the prior annuity.

For exchanges from annuities where a deferred sales charge may be made on withdrawals, surrenders or when amounts are applied to provide an annuity, no deferred sales charge will be made at the time of transfer. However, a deferred sales charge may be deducted from the accumulation value of the contract on such a basis so that the contract year of the contract will be determined as of the contract date of the annuity from which the accumulation value was transferred or, if transfer is of participation in a group annuity, from the first day of the month in which contributions were first received from the individual under the group annuity contract on behalf of that individual.

In thinking about an exchange, you should review the contract you now own and the contracts described in the Prospectus. To make an exchange, your completed application, Annuity Exchange Authorization and existing annuity contract should be returned to us.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

(SIDEBAR)
The contract is a flexible payment variable annuity. It is also available as a single payment contract.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

    (a) Single Payment Variable Annuity Contract

        This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

    (b) Flexible Payment Variable Annuity Contract

        This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

(SIDEBAR)
You cannot pay more than $1 million unless we consent.
(END SIDEBAR)

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

    - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

    - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both

(SIDEBAR)
We may cancel your contract if you stop making payments and have a small accumulation value.
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)
(a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of (a) the mortality table specified in the contract, which reflects the age of the annuitant, (b) the type of annuity payment option selected, and (c) the investment performance of the Fund Portfolios selected by the contract owner. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units, and thus the amounts of the monthly annuity

(SIDEBAR)
Each of the annuity options is available on a fixed, variable or combination fixed and variable basis.
You tell us when to start making annuity payments to the annuitant, unless your retirement plan requires them to begin by a certain age.
(END SIDEBAR)
payments will, however, reflect investment gains and losses and investment income of the Funds, and thus the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund selected by the contract owner.

2. Electing the Retirement Date and Form of Annuity

The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. Other annuity options may be available from us on request.

While the contracts require that notice of election to begin annuity payments must be received by us at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for such variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

Each contract permits an annuity payment to begin on the first day of any month. Under the contracts payment must begin before the later of the 85th birthday of the annuitant, or five years after the date of issue of the contracts. A variable annuity will be provided and the annuity option shall be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Optional Annuity Forms

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected,

(SIDEBAR)
The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)

payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of from 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue during the remainder of the fixed period to the beneficiary. Contracts issued prior to May of 1993, or such later date as we receive regulatory approval to issue these new contracts in a state and are administratively able to do so, may allow the election of a period certain option of less than five years. In the event of the death of the annuitant, you or the beneficiary may elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

4. Determination of Amount of First Monthly Annuity Payment

Under the contracts described in this Prospectus, the first monthly annuity payment is determined by the available value of the contract when an annuity begins. In addition, a number of states do impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. Where applicable, these taxes currently range from 0.0% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. A formula for determining the adjusted age is contained in the contract.

The contracts contain tables indicating the dollar amount of the first fixed monthly payment under each optional annuity form for each $1,000 of value applied. The tables are determined from the Progressive Annuity Table with interest at the rate of 3% per annum, assuming births in the year 1900 and subtracting six years from your age when applying it to the rates. Also, for contracts issued after 1993 or such later date as we may be able to issue this contract in a jurisdiction, the contract contains a provision that applies a contract fee of $200 when a fixed annuity is elected. If, when annuity payments are elected, we are using tables of annuity rates for these contracts which result in larger annuity payments, we will use those tables instead.

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to a rate per $1,000 which is based on the Progressive Annuity Table with interest at the rate of 4.5% per annum, assuming births in the year 1900 and with an age setback of six years. The amount of the first payment depends upon the annuity payment option selected and the adjusted age of the annuity and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments. This determination is made separately for each sub-account of the separate account. The number of annuity units is based upon the available value in each sub-account as of the date annuity payments are to begin.

The dollar amount determined for each sub-account will then be aggregated for purposes of making payment.

The 4.5% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment rate remained constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment rate is less than, equal to, or greater than 4.5%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May of 1993, or such later date as when we receive regulatory approval to issue these new contracts in a state and are administratively able to do so, which utilized such a lower rate, the payments will differ from these contracts in the manner described.

Annuity payments are always made as of the first day of a month. The contracts require that notice of election to begin annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, Minnesota Life currently waives this requirement, and at the same time reserves the right to enforce the thirty day notice at its option in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coinciding with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.

If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received.

(SIDEBAR)
You may change Portfolios in the annuity period, subject to some restrictions. (END SIDEBAR)

If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.

If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. Amounts held as annuity reserves may be transferred among the variable annuity sub-accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account. In addition, annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months. The written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will make available to you annuity reserve amount sub-account information.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing at the time of transfer that we use to determine an initial fixed annuity payment.

Contracts with this transfer feature may not be available in all states.

(SIDEBAR)
If you die prior to commencement of annuity payments, there is a death benefit that is guaranteed to be not less than your purchase payments.
(END SIDEBAR)

C. DEATH BENEFITS

The contracts provide that in the event of the death of the owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

The single payment variable annuity contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

For the flexible payment variable annuity contract, we use this same method except that total purchase payments will include all contributions, even those made after 12 months, to determine the death benefit for contracts offered by this Prospectus.

If the owner dies on or before the date on which annuity payments begin, we will pay the greater of the accumulated value or the guaranteed death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

    -  when payments must begin, and

    -  the time of distribution in the event of that spouse's death.

Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs before annuity payments begin.

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
Subsequent purchase payments are credited on the day we receive them, or on the next business day if they arrive late in the day.
(END SIDEBAR)

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period - the period before annuity payments begin - each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract.

If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    - days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

    - days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

(SIDEBAR)
Systematic transfers and telephone transfers are available.
(END SIDEBAR)

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

Applications received without instructions as to allocation will be treated as incomplete. Upon your written request, values under the contract may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. There is no dollar amount limitation which is applied to transfers. The contracts permit us to limit the frequency and amount of transfers from our General Account to the Variable Annuity Account.

Currently, except as provided below, we limit such transfers to a single such transfer during any calendar year and to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer.

However, in the case of General Account accumulation values of $1,000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account.

Where you have a systematic transfer arrangement with us, you may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. If you transfer a specified amount from the General Account, the maximum initial amount that may be transferred may not exceed 10% of your current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the then current General Account accumulation value. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.

Systematic transfer arrangements are limited to a maximum of twenty sub-accounts.

Transfer arrangements may be established to begin on the 10th or 20th of any month. If a transfer cannot be completed because of a holiday or weekend, it will be made on the next available transfer date. In the absence of specific instructions, transfers will be made on a monthly basis and will remain active until the appropriate General Account accumulation value or sub-account is depleted. There is no charge for systematic transfers at this time, however we reserve the right to impose charges.

As a type of systematic transfer arrangement, we offer automatic portfolio rebalancing ("APR") on a quarterly, semi-annual and annual basis. Instructions to us must be in whole percentages totaling 100%. They will be treated as instructions for transfers to and from the various sub-accounts. Rebalancing instructions will not affect the current allocation of future contributions; they may differ from those future allocations and are not limited to any minimum or maximum number of sub-accounts. There will be no charge for APR transfers. APR is not available for values in the General Accounts or in the Series Fund Maturing Government Bond Portfolios. APR will be available after August 1, 1999.

Also, you or persons authorized by you may effect transfers, or a change in the allocation of future premiums or the termination of Automatic Premium Plans
(APP), by means of a telephone call. Transfers or requests made by a call are subject to the same conditions and procedures that apply to written transfer requests. During periods of marked economic or market changes, you may experience difficulty in completing a telephone transfer due to a heavy volume of calls. If that happens, you should consider submitting a written transfer request while continuing to attempt a telephone redemption. We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- telephone transfer privileges. For more information on telephone transfers, contact us.

While for some contract owners we have used a form to pre-authorize telephone transactions, we now make this service automatically available to all contract owners. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or a person authorized by you to personally identify themselves in those telephone conversations through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts were required.

(SIDEBAR)
Your contract's accumulation value varies with the performance of the Portfolios you select and is not guaranteed.
(END SIDEBAR)

2. Value of the Contract

The Accumulation Value of the contract at any time annuity payments begin can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

3. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

    - the value of an accumulation unit on the immediately preceding valuation date by

    - the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

4. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals. They must be for at least $250. You must make a written request for any withdrawal.

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
(END SIDEBAR)

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

Once annuity payments begin for an annuitant, the annuitant cannot surrender that annuity benefit and receive a single sum instead.

You may also submit your signed written withdrawal or surrender requests to Minnesota Life by facsimile (FAX) transmission. Our FAX number is (651) 665-7942. You may give us transfer instructions or changes as to future allocations of premium payments the same way. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    -  the accumulation value of the contract, or

    -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

(SIDEBAR)
We are not offering tax advice. You should consult your own tax adviser. Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
(END SIDEBAR)

FEDERAL TAX STATUS

INTRODUCTION

This discussion on taxes is general in nature. It is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We do not represent the likelihood of the continuation of current income tax laws or the current interpretations of the Internal Revenue Service.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code ("Qualified Contract"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to the Contract Owner, the Annuitant, or the beneficiary may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn upon a partial surrender from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain rates.

(SIDEBAR)
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return or purchase payments.
A penalty tax may apply to distributions prior to age 59 1/2.
Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the taxpayer is:

    -  59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability,

    -  where payment is made by reason of the death of the owner, and

    -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, be made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for Federal tax purposes. The Variable Annuity Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Life, Minnesota Life does not have control over the Fund or its investments. Nonetheless, Minnesota Life believes that each Portfolio of the Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the Variable Annuity Account.

(SIDEBAR)
Congress may change the tax laws and reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary", who must be a natural person, is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. It must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Minnesota Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan, you should consult your legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made over the life or life expectancy of the employee, the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or for a specified period of ten years or more;

    -  a required minimum distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that there may be special rules for situations not discussed here. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and new regulations may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, you may need tax advice before purchasing a variable annuity contract or exercising elections under such a contract. For further information you should consult a qualified tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon (1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

YEAR 2000 COMPUTER PROBLEM

The services provided by us to the Separate Account and its contract owners depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on the ability of Minnesota Life to provide services to contract owners. Minnesota Life has been actively working on necessary changes to its computer systems to deal with the year 2000. Although there can be no assurance of complete success, we believe that it will be able to resolve these issues on a timely basis and that there will be no material adverse impact on its ability to provide services to the Separate Account.

In addition, Minnesota Life's operations could be impacted by its service providers' or suppliers' year 2000 efforts. Minnesota Life has undertaken an initiative to assess the efforts of organizations where there is a significant business relationship; however there is no assurance that Minnesota Life will not be affected by year 2000 problems of other organizations.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

   The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 1998. This information should be ready in conjunction with the financial statements and related notes of the Variable Annuity Account included in this prospectus.

                                                                  YEAR ENDED DECEMBER 31,
                                                  1998        1997         1996         1995         1994
                                               ----------  -----------  -----------  -----------  -----------
Growth Sub-Account:
  Unit value at beginning of period..........       $4.01        $3.04        $2.63        $2.14        $2.15
  Unit value at end of period................       $5.34        $4.01        $3.04        $2.63        $2.14
  Number of units outstanding at end of
   period....................................  47,805,851   44,705,247   38,448,452   35,809,340   33,090,790
Bond Sub-Account:
  Unit value at beginning of period..........       $2.37        $2.19        $2.15        $1.82        $1.93
  Unit value at end of period................       $2.48        $2.37        $2.19        $2.15        $1.82
  Number of units outstanding at end of
   period....................................  51,341,159   43,266,404   36,732,062   28,069,241   23,798,963
Money Market Sub-Account:
  Unit value at beginning of period..........       $1.63        $1.57        $1.52        $1.46        $1.42
  Unit value at end of period................       $1.69        $1.63        $1.57        $1.52        $1.46
  Number of units outstanding at end of
   period....................................  27,959,675   19,804,841   22,929,634   14,809,515   11,720,778
Asset Allocation Sub-Account:
  Unit value at beginning of period..........       $3.25        $2.76        $2.49        $2.01        $2.07
  Unit value at end of period................       $3.96        $3.25        $2.76        $2.49        $2.01
  Number of units outstanding at end of
   period....................................  120,373,228 119,491,402  116,211,650  110,975,477  109,044,286
Mortgage Securities Sub-Account:
  Unit value at beginning of period..........       $2.17        $2.01        $1.93        $1.66        $1.74
  Unit value at end of period................       $2.28        $2.17        $2.01        $1.93        $1.66
  Number of units outstanding at end of
   period....................................  41,507,338   34,751,197   32,527,955   31,277,934   31,542,405
Index 500 Sub-Account:
  Unit value at beginning of period..........       $3.81        $2.91        $2.43        $1.79        $1.80
  Unit value at end of period................       $4.81        $3.81        $2.91        $2.43        $1.79
  Number of units outstanding at end of
   period....................................  60,268,563   54,579,265   46,097,553   35,272,024   29,639,298
Capital Appreciation Sub-Account:
  Unit value at beginning of period..........       $3.71        $2.93        $2.52        $2.08        $2.06
  Unit value at end of period................       $4.79        $3.71        $2.93        $2.52        $2.08
  Number of units outstanding at end of
   period....................................  53,894,481   53,582,481   51,023,999   45,964,468   40,739,415
International Stock Sub-Account:
  Unit value at beginning of period..........       $1.91        $1.73        $1.46        $1.30        $1.32
  Unit value at end of period................       $2.01        $1.91        $1.73        $1.46        $1.30
  Number of units outstanding at end of
   period....................................  99,956,739  103,600,602   86,521,264   68,725,183   61,474,893
Small Company Growth Sub-Account:
  Unit value at beginning of period..........       $1.78        $1.67        $1.59        $1.22        $1.16
  Unit value at end of period................       $1.78        $1.78        $1.67        $1.59        $1.22
  Number of units outstanding at end of
   period....................................  69,789,850   68,590,765   59,295,273   43,234,716   29,723,609

                                                                YEAR ENDED DECEMBER 31,
                                                  1993        1992        1991        1990        1989
                                               ----------  ----------  ----------  ----------  ----------
Growth Sub-Account:
  Unit value at beginning of period..........       $2.08       $2.01       $1.52       $1.54       $1.23
  Unit value at end of period................       $2.15       $2.08       $2.01       $1.52       $1.54
  Number of units outstanding at end of
   period....................................  25,980,318  18,152,996  10,204,896   6,759,950   4,899,370
Bond Sub-Account:
  Unit value at beginning of period..........       $1.77       $1.68       $1.45       $1.37       $1.23
  Unit value at end of period................       $1.93       $1.77       $1.68       $1.45       $1.37
  Number of units outstanding at end of
   period....................................  18,794,458  11,267,890   6,184,694   5,250,072   3,880,390
Money Market Sub-Account:
  Unit value at beginning of period..........       $1.40       $1.38       $1.32       $1.24       $1.16
  Unit value at end of period................       $1.42       $1.40       $1.38       $1.32       $1.24
  Number of units outstanding at end of
   period....................................   9,783,391   7,414,734   6,618,010   6,183,393   4,053,104
Asset Allocation Sub-Account:
  Unit value at beginning of period..........       $1.97       $1.86       $1.46       $1.43       $1.20
  Unit value at end of period................       $2.07       $1.97       $1.86       $1.46       $1.43
  Number of units outstanding at end of
   period....................................  99,680,197  66,121,882  33,820,537  22,938,615  16,134,930
Mortgage Securities Sub-Account:
  Unit value at beginning of period..........       $1.61       $1.54       $1.34       $1.24       $1.10
  Unit value at end of period................       $1.74       $1.61       $1.54       $1.34       $1.24
  Number of units outstanding at end of
   period....................................  33,032,291  20,284,849   9,817,276   8,632,895   6,903,370
Index 500 Sub-Account:
  Unit value at beginning of period..........       $1.66       $1.56       $1.22       $1.29       $1.00
  Unit value at end of period................       $1.80       $1.66       $1.56       $1.22       $1.29
  Number of units outstanding at end of
   period....................................  23,455,059  16,294,129  11,254,609  13,788,252  10,567,879
Capital Appreciation Sub-Account:
  Unit value at beginning of period..........       $1.89       $1.82       $1.30       $1.34       $0.98
  Unit value at end of period................       $2.06       $1.89       $1.82       $1.30       $1.34
  Number of units outstanding at end of
   period....................................  30,907,396  21,822,440  10,874,168   6,767,806   3,831,974
International Stock Sub-Account:
  Unit value at beginning of period..........       $0.93       $1.00(b)
  Unit value at end of period................       $1.32       $0.93
  Number of units outstanding at end of
   period....................................  38,637,487  16,751,564
Small Company Growth Sub-Account:
  Unit value at beginning of period..........       $1.00(c)
  Unit value at end of period................       $1.16
  Number of units outstanding at end of
   period....................................   9,554,322

                                                                        PAGE A-1

                                                              YEAR ENDED DECEMBER 31,
                                             1998         1997         1996         1995         1994
                                          -----------  -----------  -----------  -----------  -----------
Maturing Government Bond 2002
  Sub-Account:
  Unit value at beginning of period.....        $1.29        $1.21        $1.20        $0.97        $1.00(d)
  Unit value at end of period...........        $1.40        $1.29        $1.21        $1.20        $0.97
  Number of units outstanding at end of
   period...............................    4,526,963    2,938,848    2,935,860    2,417,823    2,528,509
Maturing Government Bond 2006
  Sub-Account:
  Unit value at beginning of period.....        $1.39        $1.25        $1.28        $0.96        $1.00(d)
  Unit value at end of period...........        $1.57        $1.39        $1.25        $1.28        $0.96
  Number of units outstanding at end of
   period...............................    3,881,227    2,665,421    2,334,109    1,878,731    1,808,705
Maturing Government Bond 2010
  Sub-Account:
  Unit value at beginning of period.....        $1.47        $1.27        $1.33        $0.95        $1.00(d)
  Unit value at end of period...........        $1.66        $1.47        $1.27        $1.33        $0.95
  Number of units outstanding at end of
   period...............................    3,046,112    2,017,743    2,077,124      924,681      913,358
Value Stock Sub-Account:
  Unit value at beginning of period.....        $2.13        $1.78        $1.38        $1.05        $1.00(d)
  Unit value at end of period...........        $2.14        $2.13        $1.78        $1.38        $1.05
  Number of units outstanding at end of
   period...............................   69,982,001   68,251,135   43,796,523   18,744,902    7,178,675
Small Company Value Sub-Account:
  Unit value at beginning of period.....        $1.03        $1.00(e)
  Unit value at end of period...........        $0.95        $1.03
  Number of units outstanding at end of
   period...............................    7,555,601    4,822,504
Global Bond Sub-Account:
  Unit value at beginning of period.....        $1.00        $1.00(e)
  Unit value at end of period...........        $1.14        $1.00
  Number of units outstanding at end of
   period...............................   26,841,307   25,083,345
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period.....        $1.00        $1.00(e)
  Unit value at end of period...........        $1.16        $1.00
  Number of units outstanding at end of
   period...............................    7,779,280    5,020,041
Macro-Cap Value Sub-Account:
  Unit value at beginning of period.....        $0.98        $1.00(f)
  Unit value at end of period...........        $1.18        $0.98
  Number of units outstanding at end of
   period...............................    8,485,870    5,003,390
Micro-Cap Growth Sub-Account:
  Unit value at beginning of period.....        $0.91        $1.00(e)
  Unit value at end of period...........        $1.02        $0.91
  Number of units outstanding at end of
   period...............................    6,922,652    5,019,879
Real Estate Securities
  Unit value at beginning of period.....        $1.00(g)
  Unit value at end of period...........        $0.86
  Number of units outstanding at end of
   period...............................    5,887,391
Templeton Developing Markets
  Sub-Account:
  Unit value at beginning of period.....        $0.69        $1.00(e)
  Unit value at end of period...........        $0.54        $0.69
  Number of units outstanding at end of
   period...............................    4,908,432      724,374

(a) The information for the sub-account is shown for the period June 1, 1987 to December 31, 1987. June 1, 1987 was the effective date of the 1933 Act Registration for the sub-account.
(b) The information for the sub-account is shown for the period May 1, 1992 to December 31, 1992. May 1, 1992 was the effective date of the 1933 Act Registration for the sub-account.
(c) The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration for the sub-account.
(d) The information for the sub-account is shown for the period May 2, 1994 to December 31, 1994. May 2, 1994 was the effective date of the 1933 Act Registration for the sub-account.
(e) The information for the sub-account is shown for the period October 1, 1997 (date sub-account became available) to December 31, 1997.
(f) The information for the sub-account is shown for the period October 15, 1997 (date sub-account became available) to December 31, 1997.
(g) The information for the sub-account is shown for the period April 24, 1998 (date sub-account became available) to December 31, 1998.

                                                                        PAGE A-2

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 6.51% and 12.00%.

For illustration purposes, an average annual expense equal to 2.01% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of 2.01% includes: 1.25% for mortality and expense risk, and an average of .76% for investment management and other fund expenses. These expenses are listed for each portfolio in the table following.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the general account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

                                                                        PAGE B-1

ACTUAL 1998 VARIABLE ANNUITY SEPARATE ACCOUNT CHARGES AND FUND EXPENSES

                                                                      FUND
                                                    MORTALITY &    MANAGEMENT    OTHER FUND   DISTRIBUTION
SEPARATE ACCOUNT SUB-ACCOUNT NAME                   EXPENSE RISK       FEE        EXPENSES      EXPENSES      TOTAL
--------------------------------------------------  ------------  -------------  -----------  ------------  ---------
Growth............................................        1.25%           .50%         .03%            --       1.78%
Bond..............................................        1.25%           .50%         .05%            --       1.80%
Money Market......................................        1.25%           .50%         .08%            --       1.83%
Asset Allocation..................................        1.25%           .50%         .03%            --       1.78%
Mortgage Securities...............................        1.25%           .50%         .07%            --       1.82%
Index 500.........................................        1.25%           .40%         .04%            --       1.69%
Capital Appreciation..............................        1.25%           .75%         .03%            --       2.03%
International Stock...............................        1.25%           .70%         .24%            --       2.19%
Small Company Growth..............................        1.25%           .75%         .04%            --       2.04%
Maturing Government Bond 2002.....................        1.25%           .25%         .15%            --       1.65%
Maturing Government Bond 2006.....................        1.25%           .25%         .15%            --       1.65%
Maturing Government Bond 2010.....................        1.25%           .25%         .15%            --       1.65%
Value Stock.......................................        1.25%           .75%         .04%            --       2.04%
Small Company Value...............................        1.25%           .75%         .15%            --       2.15%
Global Bond.......................................        1.25%           .60%         .53%            --       2.38%
Index 400 Mid-Cap.................................        1.25%           .40%         .15%            --       1.80%
Macro-Cap Value...................................        1.25%           .70%         .15%            --       2.10%
Micro-Cap Growth..................................        1.25%          1.10%         .15%            --       2.50%
Real Estate Securities............................        1.25%           .75%         .15%            --       2.15%
Templeton Developing Markets Class 2..............        1.25%          1.25%         .41%          .25%       3.16%
                                                    ------------  -------------  -----------  ------------  ---------
Average...........................................        1.25%           .61%         .14%          .01%       2.01%

                                                                        PAGE B-2

VARIABLE ANNUITY PAYOUT ILLUSTRATION

PREPARED FOR: Prospect                  ANNUITIZATION OPTION: 10 Year Certain
                                        with Life Contingency
PREPARED BY: Minnesota Life             QUOTATION DATE: 05/01/1999
SEX: Male  DATE OF BIRTH: 05/01/1934    COMMENCEMENT DATE: 05/01/1999
STATE: MN                               SINGLE PAYMENT RECEIVED: $100,000.00
LIFE EXPECTANCY: 20.0(IRS) 18.1(ML)     FUNDS: Non-Qualified
                                        INITIAL MONTHLY INCOME: $663.26

The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 4.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future results.

                                                                        ANNUAL RATE OF RETURN
                                                          --------------------------------------------------
                               BEGINNING OF                  0.00% GROSS       6.51% GROSS     10.00% GROSS
DATE                               YEAR           AGE       (-2.01% NET)       (4.50% NET)     (7.99% NET)
----------------------------  ---------------  ---------  -----------------  ---------------  --------------
May 1, 1999.................             1            65      $     663         $     663       $      663
May 1, 2000.................             2            66            622               663              685
May 1, 2001.................             3            67            583               663              708
May 1, 2002.................             4            68            547               663              732
May 1, 2003.................             5            69            513               663              756
May 1, 2005.................             7            71            451               663              808
May 1, 2007.................             9            73            396               663              863
May 1, 2009.................            11            75            349               663              921
May 1, 2011.................            13            77            307               663              984
May 1, 2013.................            15            79            270               663            1,051
May 1, 2015.................            17            81            237               663            1,122
May 1, 2017.................            19            83            208               663            1,198
May 1, 2019.................            21            85            183               663            1,279
May 1, 2021.................            23            87            161               663            1,366
May 1, 2023.................            25            89            142               663            1,459
May 1, 2025.................            27            91            125               663            1,558
May 1, 2027.................            29            93            110               663            1,664
May 1, 2029.................            31            95             96               663            1,777
May 1, 2031.................            33            97             85               663            1,898
May 1, 2034.................            36           100             70               663            2,094

IF 100% OF YOUR PURCHASE WAS APPLIED TO PROVIDE A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, THE FIXED ANNUITY INCOME AMOUNT WOULD BE $663.26.

Net rates of return reflect expenses totaling 2.01%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge and .76% for the Series Fund management fee and other Fund expenses (this is an average with the actual varying from .40% to 1.91%).

Minnesota Life MultiOption variable annuities are available through registered representatives of Ascend Financial Services, Inc.

This is an illustration only and not a contract.

                                                                        PAGE B-3

APPENDIX C - TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

                                                                        PAGE C-1

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charge. Other special rules may apply. Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2; (2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or
(4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

                                                                        PAGE C-2

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE C-3

                            Variable Annuity Account
                 ("Variable Annuity Account"), a Separate Account of


                         Minnesota Life Insurance Company
                                ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098


                           Telephone:   (651) 665-3500

                       Statement of Additional Information

The date of this document and the Prospectus is:  May 3, 1999


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at
(651) 665-3500; or writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota 55101-2098.


     Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

         DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE


  Directors                         Principal Occupation

Giulio Agostini               Senior Vice President, Finance and Administrative
                              Services, 3M, St. Paul, Minnesota

Anthony L. Andersen           Chair-Board of Directors, H. B. Fuller Company,
                              St. Paul, Minnesota, since June 1995, prior thereto for more than five years President and Chief Executive Officer, H. B. Fuller Company
                              (Adhesive Products)

Leslie S. Biller              Vice Chairman and Chief Operating Officer, Wells
                              Fargo & Company, San Francisco, California
                              (Banking)

John F. Grundhofer            President, Chairman and Chief Executive Officer,
                              U.S. Bancorp, Minneapolis, Minnesota (Banking)

David S. Kidwell, Ph.D.       Dean and Professor of Finance, The Curtis L.
                              Carlson School of Management, University of
                              Minnesota, Minneapolis, Minnesota

Reatha C. King, Ph.D.         President and Executive Director, General Mills
                              Foundation, Minneapolis, Minnesota




Thomas E. Rohricht            Of Counsel, Doherty, Rumble & Butler Professional
                              Association, St. Paul, Minnesota (Attorneys)

Robert L. Senkler             Chairman of the Board, President and Chief
                              Executive Officer, Minnesota Life Insurance
                              Company, since August 1995; prior thereto for more than five years Vice President and Actuary, Minnesota Life Insurance Company

Michael E. Shannon            Chairman, Chief Financial and Administrative
                              Officer, Ecolab, Inc., St. Paul, Minnesota
                              (Develops and Markets Cleaning and Sanitizing
                              Products)

Frederick T. Weyerhaeuser     Retired since April 1998, prior thereto
                              Chairman and Treasurer, Clearwater Investment
                              Trust, since May 1996, prior thereto for more than five years, Chairman, Clearwater Management
                              Company, St. Paul, Minnesota (Financial
                              Management)

Principal Officers (other than Directors)


            Name                     Position

      John F. Bruder              Senior Vice President

      Keith M. Campbell           Senior Vice President

      Robert E. Hunstad           Executive Vice President

      James E. Johnson            Senior Vice President and Actuary

      Dennis E. Prohofsky         Senior Vice President, General Counsel
                                  and Secretary

      Gregory S. Strong           Senior Vice President and Chief Financial
                                  Officer

      Terrence M. Sullivan        Senior Vice President

      Randy F. Wallake            Senior Vice President

      William N. Westhoff         Senior Vice President and Treasurer


All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.

DISTRIBUTION OF CONTRACTS

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter of the contracts. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Ascend Financial is also the sole owner of the shares of Advantus Capital Management Inc., a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and Amounts paid by Minnesota Life to the underwriter for 1998, 1997 and 1996 were $15,989,724, $15,067,613, and $13,034,146, respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. Agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT


Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1998 were 3.09% and 3.14%, respectively. Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charges, as a percentage of the accumulation value withdrawn, begin as of the contract date at 9% for the flexible payment contract and at 6% for the single payment contract, and decrease uniformly each month for 120 months).


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

Prior to May 3, 1993, several of the Sub-Accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account, the Index 500 Sub-Account was the Index Sub-Account and the Capital Appreciation Sub-Account was the Aggressive Growth Sub-Account. On May 1, 1999, the name of the Small Company Sub-Account will be the Small Company Growth Sub-Account.


The cumulative total return figures published by the Variable Annuity Account relating to the contracts described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the Sub-Accounts for the specified periods ended December 31, 1998 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described.


                                                             From Inception               Date of
                                                              to 12/31/98                Inception
                                                             --------------              ---------
Growth Sub-Account                                         (405.33%)  410.37%              12/3/85

Bond Sub-Account                                           (143.84%)  145.17%              12/3/85

Money Market Sub-Account                                    (64.91%)   67.72%              12/3/85

Asset Allocation Sub-Account                               (285.13%)  286.04%              12/3/85

Mortgage Securities Sub-Account                            (127.50%)  127.93%               6/1/87

Index 500 Sub-Account                                      (378.72%)  380.27%               6/1/87

Capital Appreciation Sub-Account                           (100.34%)  101.84%               6/1/87

International Stock Sub-Account                             (77.82%)   77.86%               5/1/92

Small Company Growth Sub-Account                            (39.79%)   39.79%               5/3/93

Maturing Government Bond
  2002 Sub-Account                                          (41.23%)   43.08%               5/2/94

Maturing Government Bond
  2006 Sub-Account                                          (58.61%)   61.93%               5/2/94

Maturing Government Bond
  2010 Sub-Account                                          (65.42%)   72.79%               5/2/94

Value Stock Sub-Account                                    (113.47%)  113.83%               5/2/94

Small Company Value Sub-Account                             (-6.13%)   -6.09%              10/1/97

Global Bond Sub-Account                                     (14.46%)   14.46%              10/1/97

Index 400 Mid-Cap Sub-Account                               (14.85%)   14.94%              10/1/97

Macro-Cap Value Sub-Account                                 (17.22%)   17.52%             10/15/97

Micro-Cap Growth Sub-Account                               (-13.98%)  -13.20%              10/1/97

Real Estate Securities Sub-Account                         (-14.69%)  -14.61%              5/1/98

Templeton Developing Markets
  Class 2 Sub-Account                                      (-45.88%)  -45.88%              10/1/97


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract (flexible premium/single premium) and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses.

For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolios of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Funds and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolios of the Fund exclusive of the advisory fee. For the period subsequent to May 2, 1994, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolios, fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 2006 and 2010 and fees and expenses that exceed .20% of the average da ily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002. Subsequent to May 1, 1998, Minnesota Life has voluntarily absorbed fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002.


For the period subsequent to October 1, 1997, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. For the period subsequent to May 1, 1998, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed 90% of the average daily net assets of the Real Estate Securities Portfolio. There is no specified or minimum period of time during which Minnesota Life has agreed to continue its voluntary absorption of these expenses, and Minnesota Life may in its discretion cease its absorption of expenses at any time. Should Minnesota Life cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with both the flexible premium and single premium contracts described in the Prospectus, for the specified periods ended December 31, 1998 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.



                                                       FLEXIBLE PREMIUM CONTRACT

                           Year Ended           Five Years           Ten Years      From Inception      Date of
                            12/31/98         Ended 12/31/98       Ended 12/31/98       to 12/31/98     Inception
                            --------         --------------       --------------       -----------     ---------
Growth Sub-Account     (23.33%)   23.33%   (18.91%)   18.91%   (15.75%)   15.76%      (n/a)      n/a   12/3/85

Bond Sub-Account       (-2.88%)   -2.88%    (4.25%)    4.25%    (7.21%)    7.24%      (n/a)      n/a   12/3/85

Money Market
  Sub-Account          (-3.88%)   -3.88%    (2.57%)    2.68%    (3.69%)    3.86%      (n/a)      n/a   12/3/85

Asset Allocation
  Sub-Account          (13.21%)   13.21%   (12.96%)   12.96%   (12.68%)   12.68%      (n/a)      n/a   12/3/85

Mortgage Securities
  Sub-Account          (-2.42%)   -2.42%    (4.70%)    4.70%    (7.51%)    7.53%      (n/a)      n/a    6/1/87

Index 500 Sub-Account  (17.19%)   17.19%   (20.79%)   20.79%   (17.04%)   17.06%      (n/a)      n/a    6/1/87

Capital Appreciation
  Sub-Account          (19.79%)   19.79%   (17.43%)   17.43%   (17.11%)   17.16%      (n/a)      n/a    6/1/87

International Stock
  Sub-Account          (-2.39%)   -2.39%    (7.97%)    7.97%      (n/a)      n/a   (10.58%)   10.59%    5/1/92

Small Company Growth
  Sub-Account          (-7.28%)   -7.28%    (7.98%)    7.98%      (n/a)      n/a   (10.01%)   10.01%    5/3/93


                                        7


Maturing Government Bond
  2002 Sub-Account      (-.24%)     .36%      (n/a)      n/a      (n/a)      n/a    (6.10%)    6.96%    5/2/94

Maturing Government Bond
  2006 Sub-Account      (4.08%)    4.71%      (n/a)      n/a      (n/a)      n/a    (8.76%)    9.83%    5/2/94

Maturing Government Bond
  2010 Sub-Account      (3.24%)    4.63%      (n/a)      n/a      (n/a)      n/a    (9.35%)   11.37%    5/2/94

Value Stock
  Sub-Account          (-6.84%)   -6.84%      (n/a)      n/a      (n/a)      n/a   (16.27%)   16.33%    5/2/94

Small Company Value
  Sub-Account         (-15.28%)  -14.62%      (n/a)      n/a      (n/a)      n/a  (-10.40%)  -10.32%   10/1/97

Global Bond
  Sub-Account           (6.37%)    6.37%      (n/a)      n/a      (n/a)      n/a    (5.04%)    5.04%   10/1/97

Index 400 Mid-Cap
  Sub-Account           (6.21%)    6.83%      (n/a)      n/a      (n/a)      n/a    (5.08%)    5.39%   10/1/97

Macro-Cap Value
  Sub-Account          (10.34%)   11.61%      (n/a)      n/a      (n/a)      n/a    (6.66%)    7.51%  10/15/97

Micro-Cap Growth
  Sub-Account           (3.87%)    3.87%      (n/a)      n/a      (n/a)      n/a   (-8.80%)   -8.02%   10/1/97

Real Estate Securities
  Sub-Account             (n/a)      n/a      (n/a)      n/a      (n/a)      n/a  (-22.52%)  -22.00%    5/1/98

Templeton Developing
  Markets Class 2
  Sub-Account         (-27.70%)  -27.70%      (n/a)      n/a      (n/a)      n/a  (-42.25%)  -42.25%   10/1/97



                                                SINGLE PREMIUM CONTRACT

                           Year Ended           Five Years           Ten Years      From Inception      Date of
                            12/31/98         Ended 12/31/98       Ended 12/31/98       to 12/31/98     Inception
                            --------         --------------       --------------       -----------     ---------
Growth Sub-Account     (26.56%)   26.56%   (19.24%)   19.24%   (15.75%)   15.76%      (n/a)      n/a   12/3/85

Bond Sub-Account        (-.33%)    -.33%    (4.54%)    4.54%    (7.21%)    7.24%      (n/a)      n/a   12/3/85

Money Market
  Sub-Account          (-1.36%)   -1.36%    (2.86%)    2.97%    (3.69%)    3.86%      (n/a)      n/a   12/3/85

Asset Allocation
  Sub-Account          (16.18%)   16.18%   (13.27%)   13.27%   (12.68%)   12.68%      (n/a)      n/a   12/3/85

Mortgage Securities
  Sub-Account            (.13%)     .13%    (5.00%)    5.00%    (7.51%)    7.53%      (n/a)      n/a    6/1/87

Index 500 Sub-Account  (20.26%)   20.26%   (21.13%)   21.13%   (17.04%)   17.06%      (n/a)      n/a    6/1/87

Capital Appreciation
  Sub-Account          (22.93%)   22.93%   (17.76%)   17.76%   (17.11%)   17.16%      (n/a)      n/a    6/1/87


                                        8

International Stock
  Sub-Account            (.17%)     .17%    (8.27%)    8.27%      (n/a)      n/a   (10.73%)   10.74%    5/1/92

Small Company Growth
  Sub-Account          (-4.85%)   -4.85%    (8.28%)    8.28%      (n/a)      n/a   (10.25%)   10.25%    5/3/93

Maturing Government Bond
  2002 Sub-Account      (2.39%)    2.99%      (n/a)      n/a      (n/a)      n/a    (6.44%)    7.30%    5/2/94

Maturing Government Bond
  2006 Sub-Account      (6.83%)    7.46%      (n/a)      n/a      (n/a)      n/a    (9.11%)   10.18%    5/2/94

Maturing Government Bond
  2010 Sub-Account      (5.99%)    7.38%      (n/a)      n/a      (n/a)      n/a    (9.71%)   11.73%    5/2/94

Value Stock
  Sub-Account          (-4.39%)   -4.39%      (n/a)      n/a      (n/a)      n/a   (16.65%)   16.71%    5/2/94

Small Company Value
  Sub-Account         (-13.04%)  -12.38%      (n/a)      n/a      (n/a)      n/a   (-8.58%)   -8.50%   10/1/97

Global Bond
  Sub-Account           (9.16%)    9.16%      (n/a)      n/a      (n/a)      n/a    (7.17%)    7.17%   10/1/97

Index 400 Mid-Cap
  Sub-Account           (9.01%)    9.63%      (n/a)      n/a      (n/a)      n/a    (7.21%)    7.52%   10/1/97

Macro-Cap Value
  Sub-Account          (13.27%)   14.54%      (n/a)      n/a      (n/a)      n/a    (8.91%)    9.76%  10/15/97

Micro-Cap Growth
  Sub-Account           (6.59%)    6.59%      (n/a)      n/a      (n/a)      n/a   (-6.93%)   -6.15%   10/1/97

Real Estate Securities
  Sub-Account             (n/a)      n/a      (n/a)      n/a      (n/a)      n/a  (-20.39%)  -19.87%    5/1/98

Templeton Developing
  Markets Class 2
  Sub-Account         (-25.81%)  -25.81%      (n/a)      n/a      (n/a)      n/a  (-41.08%)  -41.08%   10/1/97



The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1998 are shown in the table below. Inasmuch as no deferred sales charges are reflected in these figures, they are the same for both the flexible premium and the single premium contracts. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Life not absorbed Fund expenses as described above.


                           Year Ended           Five Years           Ten Years      From Inception      Date of
                            12/31/98         Ended 12/31/98       Ended 12/31/98       to 12/31/98     Inception
                            --------         --------------       --------------       -----------     ---------
Growth Sub-Account     (33.03%)   33.03%   (19.90%)   19.90%   (15.75%)   15.76%      (n/a)      n/a   12/3/85

Bond Sub-Account        (4.76%)    4.76%    (5.11%)    5.11%    (7.21%)    7.24%      (n/a)      n/a   12/3/85

Money Market
  Sub-Account           (3.68%)    3.68%    (3.42%)    3.53%    (3.69%)    3.86%      (n/a)      n/a   12/3/85

Asset Allocation
  Sub-Account          (22.11%)   22.11%   (13.90%)   13.90%   (12.68%)   12.68%      (n/a)      n/a   12/3/85

Mortgage Securities
  Sub-Account           (5.25%)    5.25%    (5.57%)    5.57%    (7.51%)    7.53%      (n/a)      n/a    6/1/87

Index 500 Sub-Account  (26.40%)   26.40%   (21.80%)   21.80%   (17.04%)   17.06%      (n/a)      n/a    6/1/87

Capital Appreciation
  Sub-Account          (29.21%)   29.21%   (18.41%)   18.41%   (17.11%)   17.16%      (n/a)      n/a    6/1/87

International Stock
  Sub-Account           (5.28%)    5.28%    (8.86%)    8.86%      (n/a)      n/a   (11.04%)   11.05%    5/1/92

Small Company Growth
  Sub-Account            (.01%)     .01%    (8.87%)    8.87%      (n/a)      n/a   (10.71%)   10.71%    5/3/93

Maturing Government
  Bond 2002
  Sub-Account           (7.65%)    8.25%      (n/a)      n/a      (n/a)      n/a    (7.12%)    7.98%    5/2/94

Maturing Government
  Bond 2006
  Sub-Account          (12.32%)   12.95%      (n/a)      n/a      (n/a)      n/a    (9.81%)   10.88%    5/2/94

Maturing Government
  Bond 2010
  Sub-Account          (11.47%)   12.86%      (n/a)      n/a      (n/a)      n/a   (10.41%)   12.43%    5/2/94


                                        10

Value Stock
  Sub-Account            (.49%)     .49%      (n/a)      n/a      (n/a)      n/a   (17.38%)   17.44%    5/2/94

Small Company Value
  Sub-Account          (-8.57%)   -7.91%      (n/a)      n/a      (n/a)      n/a   (-4.98%)   -4.90%   10/1/97

Global Bond
  Sub-Account          (14.73%)   14.73%      (n/a)      n/a      (n/a)      n/a   (11.39%)   11.39%   10/1/97

Index 400 Mid-Cap
  Sub-Account          (14.61%)   15.23%      (n/a)      n/a      (n/a)      n/a   (11.45%)   11.76%   10/1/97

Macro-Cap Value
  Sub-Account          (19.12%)   20.39%      (n/a)      n/a      (n/a)      n/a   (13.37%)   14.22%  10/15/97

Micro-Cap Growth
  Sub Account          (12.03%)   12.03%      (n/a)      n/a      (n/a)      n/a   (-3.23%)   -2.45%   10/1/97

Real Estate
  Securities
  Sub-Account             (n/a)      n/a      (n/a)      n/a      (n/a)      n/a  (-16.14%)  -15.62%    5/1/98

Templeton Developing
  Markets Class 2
  Sub-Account         (-22.02%)  -22.02%      (n/a)      n/a      (n/a)      n/a  (-38.76%)  -38.76%   10/1/97

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity
(AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                      AVM = P(1 + AGR/2) to the power of 2T

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, the Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE.  The Company calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased any other date, however, may be materially different.

                                    AUDITORS

The consolidated financial statements of Minnesota Life and the Variable Annuity Account included herein have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG Peat Marwick LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT





The Board of Trustees of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:



We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets Segregated Sub-Accounts of Variable Annuity Account (the Account), formerly Minnesota Mutual Variable Annuity Account, (class of contracts offered for combination Fixed and Variable Annuity Contracts for Personal Retirement Plans) as of December 31, 1998 and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998 were confirmed to us by the respective Sub-Account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets Segregated Sub-Accounts of Variable Annuity Account at December 31, 1998 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.





                                                           KPMG Peat Marwick LLP




Minneapolis, Minnesota
February 26, 1999

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998



                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                             ------------------------------------
                                                                                                                            MONEY
                                   ASSETS                                                    GROWTH           BOND         MARKET
                                   ------                                                    ------           ----         ------
Investments in shares of Advantus Series Fund, Inc.:

         Growth Portfolio, 94,003,103 shares at net asset value of $2.74 per share
                  (cost $197,886,788) .................................................   $257,371,001           --             --
         Bond Portfolio, 98,249,569 shares at net asset value of $1.31 per share
                  (cost $123,612,781) .................................................           --      128,491,296           --
         Money Market Portfolio, 47,299,577 shares at net asset value of $1.00 per
                  share (cost $47,299,577) ............................................           --             --       47,299,577
         Asset Allocation Portfolio, 211,542,785 shares at net asset value of $2.28 per
                  share (cost $362,699,530) ...........................................           --             --             --
         Mortgage Securities Portfolio, 78,556,912 shares at net asset value of $1.22
                  per share (cost $91,794,459) ........................................           --             --             --
         Index 500 Portfolio, 74,787,567 shares at net asset value of $3.91 per share
                  (cost $176,991,696) .................................................           --             --             --
         Capital Appreciation Portfolio, 73,720,445 shares at net asset value of $3.54
                  per share (cost $161,670,705) .......................................           --             --             --
                                                                                           -----------    -----------     ----------
                                                                                           257,371,001    128,491,296     47,299,577

Receivable for investments sold .......................................................        325,092         48,892         62,236
Receivable from Minnesota Life for contract purchase payments .........................        169,062        274,993      1,098,254
                                                                                           -----------    -----------     ----------
                   Total assets .......................................................    257,865,155    128,815,181     48,460,067
                                                                                           -----------    -----------     ----------
                                   LIABILITIES
                                   -----------
Payable for investments purchased .....................................................        169,062        274,993      1,098,254
Payable to Minnesota Life for contract terminations and mortality and
         expense charges ..............................................................        325,092         48,892         62,236
                                                                                           -----------    -----------     ----------
                   Total liabilities ..................................................        494,154        323,885      1,160,490
                                                                                           -----------    -----------     ----------
                   Net assets applicable to annuity contract owners ...................   $257,371,001    128,491,296     47,299,577
                                                                                           -----------    -----------     ----------
                                                                                           -----------    -----------     ----------
                             CONTRACT OWNERS' EQUITY
                             -----------------------
Contracts in accumulation period ......................................................   $255,058,590    127,221,435     47,267,368
Contracts in annuity payment period (note 2) ..........................................      2,312,411      1,269,861         32,209
                                                                                           -----------    -----------     ----------
                   Total contract owners' equity ......................................   $257,371,001    128,491,296     47,299,577
                                                                                           -----------    -----------     ----------
                                                                                           -----------    -----------     ----------
ACCUMULATION UNITS OUTSTANDING ........................................................     47,805,851     51,341,159     27,959,675
                                                                                           -----------    -----------     ----------
                                                                                           -----------    -----------     ----------
NET ASSET VALUE PER ACCUMULATION UNIT .................................................   $       5.34           2.48           1.69
                                                                                           -----------    -----------     ----------
                                                                                           -----------    -----------     ----------


                                                                                               ASSET         MORTGAGE          INDEX
                                     ASSETS                                                  ALLOCATION     SECURITIES          500
                                     ------                                                  ----------     ----------         -----
Investments in shares of Advantus Series Fund, Inc.:

         Growth Portfolio, 94,003,103 shares at net asset value of $2.74 per share
                  (cost $197,886,788) .................................................           --             --             --
         Bond Portfolio, 98,249,569 shares at net asset value of $1.31 per share
                  (cost $123,612,781) .................................................           --             --             --
         Money Market Portfolio, 47,299,577 shares at net asset value of $1.00 per
                  share (cost $47,299,577) ............................................           --             --             --
         Asset Allocation Portfolio, 211,542,785 shares at net asset value of $2.28 per
                  share (cost $362,699,530) ...........................................    482,075,635           --             --
         Mortgage Securities Portfolio, 78,556,912 shares at net asset value of $1.22
                  per share (cost $91,794,459) ........................................           --       95,659,587           --
         Index 500 Portfolio, 74,787,567 shares at net asset value of $3.91 per share
                  (cost $176,991,696) .................................................           --             --      292,413,852
         Capital Appreciation Portfolio, 73,720,445 shares at net asset value of $3.54
                  per share (cost $161,670,705) .......................................           --             --             --
                                                                                           -----------    -----------     ----------
                                                                                           482,075,635     95,659,587    292,413,852

Receivable for investments sold .......................................................        514,008         83,628        384,838
Receivable from Minnesota Life for contract purchase payments .........................        562,192        105,140        305,777
                                                                                           -----------    -----------     ----------
                   Total assets .......................................................    483,151,835     95,848,355    293,104,467
                                                                                           -----------    -----------     ----------
                                   LIABILITIES
                                   -----------
Payable for investments purchased .....................................................        562,192        105,140        305,777
Payable to Minnesota Life for contract terminations and mortality and
         expense charges ..............................................................        514,008         83,628        384,838
                                                                                           -----------    -----------     ----------
                   Total liabilities ..................................................      1,076,200        188,768        690,615
                                                                                           -----------    -----------     ----------
                   Net assets applicable to annuity contract owners ...................    482,075,635     95,659,587    292,413,852
                                                                                           -----------    -----------     ----------
                                                                                           -----------    -----------     ----------
                             CONTRACT OWNERS' EQUITY
                             -----------------------
Contracts in accumulation period ......................................................    477,139,024     94,686,890    289,871,970
Contracts in annuity payment period (note 2) ..........................................      4,936,611        972,697      2,541,882
                                                                                           -----------    -----------     ----------
                   Total contract owners' equity ......................................    482,075,635     95,659,587    292,413,852
                                                                                           -----------    -----------     ----------
                                                                                           -----------    -----------     ----------
ACCUMULATION UNITS OUTSTANDING ........................................................    120,373,228     41,507,338     60,268,563
                                                                                           -----------    -----------     ----------
                                                                                           -----------    -----------     ----------
NET ASSET VALUE PER ACCUMULATION UNIT .................................................           3.96           2.28           4.81
                                                                                           -----------    -----------     ----------
                                                                                           -----------    -----------     ----------


                                                                                             CAPITAL
                  ASSETS                                                                   APPRECIATION
                  ------                                                                   ------------
Investments in shares of Advantus Series Fund, Inc.:

         Growth Portfolio, 94,003,103 shares at net asset value of $2.74 per share
                  (cost $197,886,788) .................................................           --
         Bond Portfolio, 98,249,569 shares at net asset value of $1.31 per share
                  (cost $123,612,781) .................................................           --
         Money Market Portfolio, 47,299,577 shares at net asset value of $1.00 per
                  share (cost $47,299,577) ............................................           --
         Asset Allocation Portfolio, 211,542,785 shares at net asset value of $2.28 per
                  share (cost $362,699,530) ...........................................           --
         Mortgage Securities Portfolio, 78,556,912 shares at net asset value of $1.22
                  per share (cost $91,794,459) ........................................           --
         Index 500 Portfolio, 74,787,567 shares at net asset value of $3.91 per share
                  (cost $176,991,696) .................................................           --
         Capital Appreciation Portfolio, 73,720,445 shares at net asset value of $3.54
                  per share (cost $161,670,705) .......................................    260,697,605
                                                                                           -----------
                                                                                           260,697,605

Receivable for investments sold .......................................................        239,801
Receivable from Minnesota Life for contract purchase payments .........................        188,355
                                                                                           -----------
                   Total assets .......................................................    261,125,761
                                                                                           -----------
                                   LIABILITIES
                                   -----------
Payable for investments purchased .....................................................        188,355
Payable to Minnesota Life for contract terminations and mortality and
         expense charges ..............................................................        239,801
                                                                                           -----------
                   Total liabilities ..................................................        428,156
                                                                                           -----------
                   Net assets applicable to annuity contract owners ...................    260,697,605
                                                                                           -----------
                                                                                           -----------
                             CONTRACT OWNERS' EQUITY
                             -----------------------
Contracts in accumulation period ......................................................    258,392,646
Contracts in annuity payment period (note 2) ..........................................      2,304,959
                                                                                           -----------
                   Total contract owners' equity ......................................    260,697,605
                                                                                           -----------
                                                                                           -----------
ACCUMULATION UNITS OUTSTANDING ........................................................     53,894,481
                                                                                           -----------
                                                                                           -----------
NET ASSET VALUE PER ACCUMULATION UNIT .................................................           4.79
                                                                                           -----------
                                                                                           -----------




See accompanying notes to financial statements.

                           Variable Annuity Account
                     Statements of Assets and Liabilities
                               December 31, 1998

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                          -------------------------------------
                                                                                                                       MATURING
                                                                                        INTERNATIONAL       SMALL     GOVERNMENT
                                     ASSETS                                                 STOCK          COMPANY     BOND 1998
                                     ------                                                 -----          -------     ---------
Investments in shares of Advantus Series Fund, Inc.:

         International Stock Portfolio, 117,603,347 shares at net asset value of $1.73
                  per share (cost $174,954,141) . .....................................  $203,425,205           --           --
         Small Company Portfolio, 75,276,968 shares at net asset value of $1.68 per
                  share (cost $112,397,748) . .........................................          --      126,110,836         --
         Maturing Government Bond 1998 Portfolio, 0 shares at net asset value
                  of $0.00 per share (cost $0) . ......................................          --             --           --
         Maturing Government Bond 2002 Portfolio, 5,746,044 shares at net asset
                  value of $1.11 per share (cost $6,204,450) . ........................          --             --           --
         Maturing Government Bond 2006 Portfolio, 5,165,994 shares at net asset
                  value of $1.25 per share (cost $5,970,483) . ........................          --             --           --
         Maturing Government Bond 2010 Portfolio, 3,853,561 shares at net asset
                  value of $1.41 per share (cost $4,820,907) . ........................          --             --           --
         Value Stock Portfolio, 86,165,729 shares at net asset value of $1.76 per
                  share (cost $139,531,689) . .........................................          --             --           --
                                                                                          -----------    -----------    -----------
                                                                                          203,425,205    126,110,836         --

Receivable for investments sold .......................................................       282,159        147,136         --
Receivable from Minnesota Life for contract purchase payments . .......................       146,321        151,611         --
                                                                                          -----------    -----------    -----------
                  Total assets ........................................................   203,853,685    126,409,583         --
                                                                                          -----------    -----------    -----------
                                   LIABILITIES

Payable for investments purchased .....................................................       146,321        151,611         --
Payable to Minnesota Life for contract terminations and mortality and
         expense charges ..............................................................       282,159        147,136         --
                                                                                          -----------    -----------    -----------
                  Total liabilities ...................................................       428,480        298,747         --
                                                                                          -----------    -----------    -----------
                  Net assets applicable to annuity contract owners ....................  $203,425,205    126,110,836         --
                                                                                          -----------    -----------    -----------
                                                                                          -----------    -----------    -----------


                             CONTRACT OWNERS' EQUITY

Contracts in accumulation period ......................................................  $201,327,567    124,257,847         --
Contracts in annuity payment period (note 2) . ........................................     2,097,638      1,852,989         --
                                                                                          -----------    -----------    -----------
                   Total contract owners' equity ......................................  $203,425,205    126,110,836         --
                                                                                          -----------    -----------    -----------
                                                                                          -----------    -----------    -----------
ACCUMULATION UNITS OUTSTANDING ........................................................    99,956,739     69,789,850         --
                                                                                          -----------    -----------    -----------
                                                                                          -----------    -----------    -----------
NET ASSET VALUE PER ACCUMULATION UNIT .................................................  $       2.01           1.78         --
                                                                                          -----------    -----------    -----------
                                                                                          -----------    -----------    -----------


                                                                                           MATURING       MATURING       MATURING
                                                                                          GOVERNMENT     GOVERNMENT     GOVERNMENT
                                     ASSETS                                                BOND 2002      BOND 2006      BOND 2010
                                     ------                                                ---------      ---------      ---------
Investments in shares of Advantus Series Fund, Inc.:

         International Stock Portfolio, 117,603,347 shares at net asset value of $1.73
                  per share (cost $174,954,141) . .....................................          --             --             --
         Small Company Portfolio, 75,276,968 shares at net asset value of $1.68 per
                  share (cost $112,397,748) . .........................................          --             --             --
         Maturing Government Bond 1998 Portfolio, 0 shares at net asset value
                  of $0.00 per share (cost $0) . ......................................          --             --             --
         Maturing Government Bond 2002 Portfolio, 5,746,044 shares at net asset
                  value of $1.11 per share (cost $6,204,450) . ........................     6,353,702           --             --
         Maturing Government Bond 2006 Portfolio, 5,165,994 shares at net asset
                  value of $1.25 per share (cost $5,970,483) . ........................          --        6,474,886           --
         Maturing Government Bond 2010 Portfolio, 3,853,561 shares at net asset
                  value of $1.41 per share (cost $4,820,907) . ........................          --             --        5,432,213
         Value Stock Portfolio, 86,165,729 shares at net asset value of $1.76 per
                  share (cost $139,531,689) . .........................................          --             --             --
                                                                                          -----------    -----------    -----------
                                                                                            6,353,702      6,474,886      5,432,213

Receivable for investments sold .......................................................           317            324            269
Receivable from Minnesota Life for contract purchase payments . .......................            21          3,579            263
                                                                                          -----------    -----------    -----------
                  Total assets ........................................................     6,354,040      6,478,789      5,432,745
                                                                                          -----------    -----------    -----------
                  LIABILITIES

Payable for investments purchased .....................................................            21          3,579            263
Payable to Minnesota Life for contract terminations and mortality and
         expense charges ..............................................................           317            324            269
                                                                                          -----------    -----------    -----------
                  Total liabilities ...................................................           338          3,903            532
                                                                                          -----------    -----------    -----------
                  Net assets applicable to annuity contract owners ....................     6,353,702      6,474,886      5,432,213
                                                                                          -----------    -----------    -----------
                                                                                          -----------    -----------    -----------


                  CONTRACT OWNERS' EQUITY

Contracts in accumulation period ......................................................     6,329,988      6,094,868      5,061,491
Contracts in annuity payment period (note 2) . ........................................        23,714        380,018        370,722
                                                                                          -----------    -----------    -----------
                   Total contract owners' equity ......................................     6,353,702      6,474,886      5,432,213
                                                                                          -----------    -----------    -----------
                                                                                          -----------    -----------    -----------
ACCUMULATION UNITS OUTSTANDING ........................................................     4,526,963      3,881,227      3,046,112
                                                                                          -----------    -----------    -----------
                                                                                          -----------    -----------    -----------
NET ASSET VALUE PER ACCUMULATION UNIT .................................................          1.40           1.57           1.66
                                                                                          -----------    -----------    -----------
                                                                                          -----------    -----------    -----------


                                                                                              VALUE
                                     ASSETS                                                   STOCK
                                     ------                                                   -----
Investments in shares of Advantus Series Fund, Inc.:

         International Stock Portfolio, 117,603,347 shares at net asset value of $1.73
                  per share (cost $174,954,141) . .....................................          --
         Small Company Portfolio, 75,276,968 shares at net asset value of $1.68 per
                  share (cost $112,397,748) . .........................................          --
         Maturing Government Bond 1998 Portfolio, 0 shares at net asset value
                  of $0.00 per share (cost $0) . ......................................          --
         Maturing Government Bond 2002 Portfolio, 5,746,044 shares at net asset
                  value of $1.11 per share (cost $6,204,450) . ........................          --
         Maturing Government Bond 2006 Portfolio, 5,165,994 shares at net asset
                  value of $1.25 per share (cost $5,970,483) . ........................          --
         Maturing Government Bond 2010 Portfolio, 3,853,561 shares at net asset
                  value of $1.41 per share (cost $4,820,907) . ........................          --
         Value Stock Portfolio, 86,165,729 shares at net asset value of $1.76 per
                  share (cost $139,531,689) . .........................................   151,610,308
                                                                                          -----------
                                                                                          151,610,308

Receivable for investments sold .......................................................       119,611
Receivable from Minnesota Life for contract purchase payments . .......................        76,414
                                                                                          -----------
                  Total assets ........................................................   151,806,333
                                                                                          -----------
                  LIABILITIES

Payable for investments purchased .....................................................        76,414
Payable to Minnesota Life for contract terminations and mortality and
         expense charges ..............................................................       119,611
                                                                                          -----------
                  Total liabilities ...................................................       196,025
                                                                                          -----------
                  Net assets applicable to annuity contract owners ....................   151,610,308
                                                                                          -----------
                                                                                          -----------


                  CONTRACT OWNERS' EQUITY

Contracts in accumulation period ......................................................   149,650,502
Contracts in annuity payment period (note 2) . ........................................     1,959,806
                                                                                          -----------
                   Total contract owners' equity ......................................   151,610,308
                                                                                          -----------
                                                                                          -----------
ACCUMULATION UNITS OUTSTANDING ........................................................    69,982,001
                                                                                          -----------
                                                                                          -----------
NET ASSET VALUE PER ACCUMULATION UNIT .................................................          2.14
                                                                                          -----------
                                                                                          -----------




See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998




                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------
                                                                                       SMALL
                                                                                      COMPANY        GLOBAL       INDEX 400
                  ASSETS                                                               VALUE          BOND         MID-CAP
                  ------                                                               -----          ----         -------
Investments in shares of Advantus Series Fund, Inc.:

          Small Company Value Portfolio, 7,920,123 shares at net asset value
                   of $0.95 per share (cost $7,963,923) ............................$ 7,510,606          --            --
          Global Bond Portfolio, 29,347,222 shares at net asset
                   value of $1.05 per share (cost $29,703,500) .....................       --      30,774,160          --
          Index 400 Mid-Cap Portfolio, 7,921,934 shares at net asset value of $1.15
                   per share (cost $8,146,107) . ...................................       --            --       9,105,647
          Macro-Cap Value Portfolio, 8,856,494 shares at net asset value of $1.14
                   per share (cost $9,213,458) .....................................       --            --            --
          Micro-Cap Growth Portfolio, 7,112,227 shares at net asset value of $1.01
                   per share (cost $6,776,080) .....................................       --            --            --
          Real Estate Securities Portfolio, 6,089,612 shares at net asset value
                   of $.83 per share (cost $5,919,075) .............................       --            --            --
 Investment in shares of Templeton Variable Products Series Fund:
          Templeton Developing Markets Fund - Class 2, 575,016 shares at net
                   asset value of $5.12 per share (cost $3,475,444) ................       --            --            --
                                                                                      ---------    ----------     ---------
                                                                                      7,510,606    30,774,160     9,105,647

 Receivable for investments sold ...................................................      3,644         5,596         6,404
 Receivable from Minnesota Life for contract purchase payments .....................     15,117         3,039         1,315
                                                                                      ---------    ----------     ---------
                    Total assets ...................................................  7,529,367    30,782,795     9,113,366
                                                                                      ---------    ----------     ---------
                   LIABILITIES

 Payable for investments purchased .................................................     15,117         3,039         1,315
 Payable to Minnesota Life for contract terminations and mortality and
          expense charges ..........................................................      3,644         5,596         6,404
                                                                                      ---------    ----------     ---------
                    Total liabilities ..............................................     18,761         8,635         7,719
                                                                                      ---------    ----------     ---------
                    Net assets applicable to annuity contract owners . .............$ 7,510,606    30,774,160     9,105,647
                                                                                      ---------    ----------     ---------
                                                                                      ---------    ----------     ---------
                   CONTRACT OWNERS' EQUITY

 Contracts in accumulation period ..................................................$ 7,155,427    30,698,268     9,037,135
 Contracts in annuity payment period (note 2) . ....................................    355,179        75,892        68,512
                                                                                      ---------    ----------     ---------
                    Total contract owners' equity ..................................$ 7,510,606    30,774,160     9,105,647
                                                                                      ---------    ----------     ---------
                                                                                      ---------    ----------     ---------
 ACCUMULATION UNITS OUTSTANDING ....................................................  7,555,601    26,841,307     7,779,280
                                                                                      ---------    ----------     ---------
                                                                                      ---------    ----------     ---------
 NET ASSET VALUE PER ACCUMULATION UNIT . ...........................................$      0.95          1.14          1.16
                                                                                      ---------    ----------     ---------
                                                                                      ---------    ----------     ---------


                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                      ----------------------------------------------
                                                                                                                 REAL     TEMPLETON
                                                                                      MACRO-CAP   MICRO-CAP     ESTATE    DEVELOPING
                  ASSETS                                                               VALUE       GROWTH      SECURITES   MARKETS
                  ------                                                               -----       ------      ---------   -------
 Investments in shares of Advantus Series Fund, Inc.:

          Small Company Value Portfolio, 7,920,123 shares at net asset value
                   of $0.95 per share (cost $7,963,923) ............................       --          --          --          --
          Global Bond Portfolio, 29,347,222 shares at net asset
                   value of $1.05 per share (cost $29,703,500) .....................       --          --          --          --
          Index 400 Mid-Cap Portfolio, 7,921,934 shares at net asset value of $1.15
                   per share (cost $8,146,107) . ...................................       --          --          --          --
          Macro-Cap Value Portfolio, 8,856,494 shares at net asset value of $1.14
                   per share (cost $9,213,458) ..................................... 10,092,791        --          --          --
          Micro-Cap Growth Portfolio, 7,112,227 shares at net asset value of $1.01
                   per share (cost $6,776,080) .....................................       --     7,173,591        --          --
          Real Estate Securities Portfolio, 6,089,612 shares at net asset value
                   of $.83 per share (cost $5,919,075) .............................       --          --     5,065,605        --
 Investment in shares of Templeton Variable Products Series Fund:
          Templeton Developing Markets Fund - Class 2, 575,016 shares at net
                   asset value of $5.12 per share (cost $3,475,444) ................       --          --          --     2,944,084
                                                                                     ----------   ---------   ---------   ---------
                                                                                     10,092,791   7,173,591   5,065,605   2,944,084

 Receivable for investments sold ...................................................     15,488       1,723         251       2,766
 Receivable from Minnesota Life for contract purchase payments .....................     25,299      14,963        --         4,508
                                                                                     ----------   ---------   ---------   ---------
                    Total assets ................................................... 10,133,578   7,190,277   5,065,856   2,951,358
                                                                                     ----------   ---------   ---------   ---------
                   LIABILITIES

 Payable for investments purchased .................................................     25,299      14,963        --         4,508
 Payable to Minnesota Life for contract terminations and mortality and
          expense charges ..........................................................     15,488       1,723         251       2,766
                                                                                     ----------   ---------   ---------   ---------
                    Total liabilities ..............................................     40,787      16,686         251       7,274
                                                                                     ----------   ---------   ---------   ---------
                    Net assets applicable to annuity contract owners . ............. 10,092,791   7,173,591   5,065,605   2,944,084
                                                                                     ----------   ---------   ---------   ---------
                                                                                     ----------   ---------   ---------   ---------
                   CONTRACT OWNERS' EQUITY

 Contracts in accumulation period ..................................................  9,972,628   7,083,984   5,053,408   2,656,405
 Contracts in annuity payment period (note 2) . ....................................    120,163      89,607      12,197     287,679
                                                                                     ----------   ---------   ---------   ---------
                    Total contract owners' equity .................................. 10,092,791   7,173,591   5,065,605   2,944,084
                                                                                     ----------   ---------   ---------   ---------
                                                                                     ----------   ---------   ---------   ---------
 ACCUMULATION UNITS OUTSTANDING ....................................................  8,485,870   6,922,652   5,887,391   4,908,432
                                                                                     ----------   ---------   ---------   ---------
                                                                                     ----------   ---------   ---------   ---------
 NET ASSET VALUE PER ACCUMULATION UNIT . ...........................................       1.18        1.02        0.86        0.54
                                                                                     ----------   ---------   ---------   ---------
                                                                                     ----------   ---------   ---------   ---------




See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998




                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------------------
                                                                                                                MONEY
                                                                               GROWTH            BOND          MARKET
                                                                               ------            ----          ------
Investment income (loss):

         Investment income distributions from underlying mutual fund
              (note 4) .................................................  $  1,859,402       6,308,157       1,801,627
         Mortality and expense charges (note 3) ........................    (2,658,497)     (1,451,761)       (466,160)
                                                                          ------------     -----------      ----------
                  Investment income (loss) - net .......................      (799,095)      4,856,396       1,335,467
                                                                          ------------     -----------      ----------

Realized and unrealized gains on investments - net:
         Realized gain distributions from underlying mutual fund
              (note 4) .................................................    29,572,509       1,328,811            --
                                                                          ------------     -----------      ----------
         Realized gains on sales of investments:
                  Proceeds from sales ..................................    39,308,322      22,847,141      59,283,909
                  Cost of investments sold . ...........................   (33,878,954)    (22,126,231)    (59,283,909)
                                                                          ------------     -----------      ----------
                                                                             5,429,368         720,910            --
                                                                          ------------     -----------      ----------
                  Net realized gains on investments . ..................    35,001,877       2,049,721            --
                                                                          ------------     -----------      ----------

                  Net change in unrealized appreciation or depreciation
                  of investments . .....................................    28,069,491      (1,445,486)           --
                                                                          ------------     -----------      ----------
                  Net gains on investments .............................    63,071,368         604,235            --
                                                                          ------------     -----------      ----------
Net increase in net assets resulting from operations ...................  $ 62,272,273       5,460,631       1,335,467
                                                                          ------------     -----------      ----------
                                                                          ------------     -----------      ----------


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                           -------------------------------------------------------
                                                                              ASSET        MORTGAGE      INDEX          CAPITAL
                                                                           ALLOCATION     SECURITIES      500         APPRECIATION
                                                                           ----------     ----------      ---         ------------
Investment income (loss):

         Investment income distributions from underlying mutual fund
              (note 4) .................................................    10,876,616     4,487,874    2,096,613            --
         Mortality and expense charges (note 3) ........................    (5,328,444)   (1,072,947)  (3,127,575)     (2,774,930)
                                                                            ----------    ----------   ----------      ----------
                  Investment income (loss) - net .......................     5,548,172     3,414,927   (1,030,962)     (2,774,930)
                                                                            ----------    ----------   ----------      ----------

Realized and unrealized gains on investments - net:
         Realized gain distributions from underlying mutual fund
              (note 4) .................................................    27,640,228          --      1,314,187      11,860,550
                                                                            ----------    ----------   ----------      ----------
         Realized gains on sales of investments:
                  Proceeds from sales ..................................    71,500,366    19,121,086   46,124,045      37,775,712
                  Cost of investments sold . ...........................   (58,642,221)  (18,479,944) (29,896,003)    (26,791,956)
                                                                            ----------    ----------   ----------      ----------
                                                                            12,858,145       641,142   16,228,042      10,983,756
                                                                            ----------    ----------   ----------      ----------
                  Net realized gains on investments . ..................    40,498,373       641,142   17,542,229      22,844,306
                                                                            ----------    ----------   ----------      ----------

                  Net change in unrealized appreciation or depreciation
                  of investments . .....................................    40,865,562       232,383   41,483,907      37,765,909
                                                                            ----------    ----------   ----------      ----------
                  Net gains on investments .............................    81,363,935       873,525   59,026,136      60,610,215
                                                                            ----------    ----------   ----------      ----------
Net increase in net assets resulting from operations ...................    86,912,107     4,288,452   57,995,174      57,835,285
                                                                            ----------    ----------   ----------      ----------
                                                                            ----------    ----------   ----------      ----------




See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998



                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                  ---------------------------------------------
                                                                                                                     MATURING
                                                                                                                    GOVERNMENT
                                                                                  INTERNATIONAL       SMALL            BOND
                                                                                     STOCK           COMPANY          1998(a)
                                                                                ---------------   -------------   -------------
Investment income (loss):

          Investment income distributions from underlying mutual fund (note 4) . $  5,592,851            --           303,626
          Mortality and expense charges (note 3) ...............................   (2,627,480)     (1,521,739)        (38,123)
                                                                                ---------------   -------------   -------------

                   Investment income (loss) - net . ............................    2,965,371      (1,521,739)        265,503
                                                                                ---------------   -------------   -------------

 Realized and unrealized gains (losses) on investments - net:
          Realized gain distributions from underlying mutual fund (note 4) .....    5,506,316            --             1,501
                                                                                ---------------   -------------   -------------

          Realized gains on sales of investments:
                   Proceeds from sales . .......................................   44,891,177      26,285,629       5,898,708
                   Cost of investments sold ....................................  (38,205,149)    (24,630,423)     (5,813,258)
                                                                                ---------------   -------------   -------------

                                                                                    6,686,028       1,655,206          85,450
                                                                                ---------------   -------------   -------------

                   Net realized gains on investments . .........................   12,192,344       1,655,206          86,951
                                                                                ---------------   -------------   -------------

                   Net change in unrealized appreciation or depreciation
                   of investments . ............................................   (5,554,561)       (857,220)       (225,451)
                                                                                ---------------   -------------   -------------

                   Net gains (losses) on investments ...........................    6,637,783         797,986        (138,500)
                                                                                ---------------   -------------   -------------

 Net increase (decrease) in net assets resulting from operations . ............. $  9,603,154        (723,753)        127,003
                                                                                ---------------   -------------   -------------
                                                                                ---------------   -------------   -------------


                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                ---------------------------------------------------
                                                                                 MATURING      MATURING     MATURING
                                                                                GOVERNMENT    GOVERNMENT   GOVERNMENT
                                                                                   BOND          BOND         BOND           VALUE
                                                                                   2002          2006         2010           STOCK
                                                                                ---------- -------------  ------------  -----------
Investment income (loss):

          Investment income distributions from underlying mutual fund (note 4) .  302,585       302,849       155,776           --
          Mortality and expense charges (note 3) ...............................  (59,792)      (60,904)      (47,738)  (1,884,495)
                                                                                ---------- -------------  ------------  -----------

                   Investment income (loss) - net . ............................  242,793       241,945       108,038   (1,884,495)
                                                                                ---------- -------------  ------------  -----------

 Realized and unrealized gains (losses) on investments - net:
          Realized gain distributions from underlying mutual fund (note 4) .....   62,949        23,931         3,111      238,703
                                                                                ---------- -------------  ------------  -----------

          Realized gains on sales of investments:
                   Proceeds from sales . .......................................  587,770     1,328,360     1,527,770   40,386,591
                   Cost of investments sold .................................... (551,582)   (1,198,645)   (1,358,711) (38,526,920)
                                                                                ---------- -------------  ------------  -----------

                                                                                   36,188       129,715       169,059    1,859,671
                                                                                ---------- -------------  ------------  -----------

                   Net realized gains on investments . ........................    99,137       153,646       172,170    2,098,374
                                                                                ---------- -------------  ------------  -----------

                   Net change in unrealized appreciation or depreciation
                   of investments . ...........................................    23,772       207,803       225,554     (224,889)
                                                                                ---------- -------------  ------------  -----------

                   Net gains (losses) on investments ..........................   122,909       361,449       397,724    1,873,485
                                                                                ---------- -------------  ------------  -----------

 Net increase (decrease) in net assets resulting from operations . ............   365,702       603,394       505,762      (11,010)
                                                                                ---------- -------------  ------------  -----------
                                                                                ---------- -------------  ------------  -----------



(a) For the period from January 1, 1998, to September 18, 1998, termination of the sub-account.




See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998



                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                 -------------------------------------------------
                                                                                    SMALL
                                                                                   COMPANY       GLOBAL      INDEX 400   MACRO-CAP
                                                                                    VALUE         BOND        MID-CAP      VALUE
                                                                                 -----------  ------------  ----------  -----------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....  $  98,412      1,736,442      57,207      41,587
     Mortality and expense charges(note 3)  ...................................    (73,235)      (334,067)    (77,967)   (101,166)
                                                                                 -----------  ------------  ----------  -----------
        Investment income (loss) - net ........................................     25,177      1,402,375     (20,760)    (59,579)
                                                                                 -----------  ------------  ----------  -----------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........          -        792,473     160,756     399,366
                                                                                 -----------  ------------  ----------  -----------
     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................  3,494,411      3,178,064   2,726,451   2,646,097
        Cost of investments sold .............................................. (3,417,008)    (3,107,480) (2,604,717) (2,566,484)
                                                                                 -----------  ------------  ----------  -----------
                                                                                    77,403         70,584     121,734      79,613
                                                                                 -----------  ------------  ----------  -----------
        Net realized gains (losses) on investments ............................     77,403        863,057     282,490     478,979
                                                                                 -----------  ------------  ----------  -----------
        Net change in unrealized appreciation or depreciation
           of investments .....................................................   (605,890)     1,472,544     911,492     995,598
                                                                                 -----------  ------------  ----------  -----------
        Net gains (losses) on investments .....................................   (528,487)     2,335,601   1,193,982   1,474,577
                                                                                 -----------  ------------  ----------  -----------
Net increase (decrease) in net assets resulting from operations ...............  $(503,310)     3,737,976   1,173,222   1,414,998
                                                                                 -----------  ------------  ----------  -----------
                                                                                 -----------  ------------  ----------  -----------


                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                ------------------------------------------------
                                                                                                      Real          Templeton
                                                                                   Micro-Cap         Estate        Developing
                                                                                    Growth          Securites(a)      Markets
                                                                                ---------------  ----------------  -------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ......             -        194,366         14,588
     Mortality and expense charges (note 3) ....................................       (65,447)       (39,576)       (21,517)
                                                                                ---------------  ----------------  -------------
        Investment income (loss) - net .........................................       (65,447)       154,790         (6,929)
                                                                                ---------------  ----------------  -------------
Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..........             -              -          8,955
                                                                                ---------------  ----------------  -------------
     Realized gains (losses) on sales of investments:
        Proceeds from sales ....................................................     1,459,625        130,832        160,004
        Cost of investments sold ...............................................    (1,553,341)      (152,556)      (209,334)
                                                                                ---------------  ----------------  -------------
                                                                                       (93,716)       (21,724)       (49,330)
                                                                                ---------------  ----------------  -------------
        Net realized gains (losses) on investments .............................       (93,716)       (21,724)       (40,375)
                                                                                ---------------  ----------------  -------------
        Net change in unrealized appreciation or depreciation
           of investments ......................................................       947,708       (853,470)      (426,587)
                                                                                ---------------  ----------------  -------------
        Net gains (losses) on investments ......................................       853,992       (875,194)      (466,962)
                                                                                ---------------  ----------------  -------------
Net increase (decrease) in net assets resulting from operations ................       788,545       (720,404)      (473,891)
                                                                                ---------------  ----------------  -------------
                                                                                ---------------  ----------------  -------------



 (a) For the period from April 24, 1998, commencement of operations, to December 31, 1998




See accompanying notes to financial statements.

                             VARIABLE ANNUITY ACCOUNT
                        STATEMENTS OF CHANGES IN NET ASSETS
                           YEAR ENDED DECEMBER 31, 1998




                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                           -------------------------------------------------------
                                                                                                            MONEY        ASSET
                                                                               GROWTH        BOND          MARKET      ALLOCATION
                                                                           -------------  ------------ ------------  ------------
Operations:
     Investment income (loss) - net ...................................... $   (799,095)    4,856,396    1,335,467     5,548,172
     Net realized gains on investments ...................................   35,001,877     2,049,721        -        40,498,373
     Net change in unrealized appreciation or depreciation
        of investments ...................................................   28,069,491    (1,445,486)       -        40,865,562
                                                                          -------------  ------------ ------------  ------------
Net increase in net assets resulting from operations .....................   62,272,273     5,460,631    1,335,467    86,912,107
                                                                          -------------  ------------ ------------  ------------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..........................................   51,637,934    41,441,722   72,457,091    70,303,040
     Contract terminations and withdrawal payments .......................  (36,450,685)  (21,212,178) (58,811,259)  (65,726,252)
     Actuarial adjustments for mortality experience on annuities
        in payment period ................................................        1,950       (43,058)          27        (4,603)
     Annuity benefit payments ............................................     (201,089)     (140,143)      (6,516)     (441,066)
                                                                          -------------  ------------ ------------  ------------
Increase in net assets from contract transactions ........................   14,988,110    20,046,343   13,639,343     4,131,119
                                                                          -------------  ------------ ------------  ------------
Increase in net assets ...................................................   77,260,383    25,506,974   14,974,810    91,043,226

Net assets at the beginning of year ......................................  180,110,618   102,984,322   32,324,767   391,032,409
                                                                          -------------  ------------ ------------  ------------
Net assets at the end of year ............................................ $257,371,001   128,491,296   47,299,577   482,075,635
                                                                          -------------  ------------ ------------  ------------
                                                                          -------------  ------------ ------------  ------------

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                  ------------------------------------------------
                                                                                       MORTGAGE         INDEX          CAPITAL
                                                                                     SECURITIES          500         APPRECIATION
                                                                                  --------------  --------------- ----------------
Operations:
     Investment income (loss) - net ............................................       3,414,927       (1,030,962)      (2,774,930)
     Net realized gains on investments .........................................         641,142       17,542,229       22,844,306
     Net change in unrealized appreciation or depreciation
        of investments .........................................................         232,383       41,483,907       37,765,909
                                                                                  --------------  --------------- ----------------
Net increase in net assets resulting from operations ...........................       4,288,452       57,995,174       57,835,285
                                                                                  --------------  --------------- ----------------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ................................................      33,557,094       67,949,692       37,672,274
     Contract terminations and withdrawal payments .............................     (17,949,781)     (42,752,201)     (34,786,814)
     Actuarial adjustments for mortality experience on annuities
        in payment period ......................................................         (12,738)         (13,196)          (1,165)
     Annuity benefit payments ..................................................         (85,620)        (231,073)        (212,803)
                                                                                  --------------  --------------- ----------------
Increase in net assets from contract transactions ..............................      15,508,955       24,953,222        2,671,492
                                                                                  --------------  --------------- ----------------
Increase in net assets .........................................................      19,797,407       82,948,396       60,506,777

Net assets at the beginning of year ............................................      75,862,180      209,465,456      200,190,828
                                                                                  --------------  --------------- ----------------
Net assets at the end of year ..................................................      95,659,587      292,413,852      260,697,605
                                                                                  --------------  --------------- ----------------
                                                                                  --------------  --------------- ----------------




See accompanying notes to financial statements.

                             VARIABLE ANNUITY ACCOUNT
                        STATEMENTS OF CHANGES IN NET ASSETS
                           YEAR ENDED DECEMBER 31, 1998



                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                            ------------------------------------------------------
                                                                                                           MATURING      MATURING
                                                                                                          GOVERNMENT    GOVERNMENT
                                                                            INTERNATIONAL      SMALL         BOND          BOND
                                                                                STOCK         COMPANY       1998(a)        2002
                                                                            -------------  ------------  ------------- -----------
Operations:
     Investment income (loss) - net ....................................... $  2,965,371    (1,521,739)       265,503     242,793
     Net realized gains on investments ....................................   12,192,344     1,655,206         86,951      99,137
     Net change in unrealized appreciation or depreciation
        of investments ....................................................   (5,554,561)     (857,220)      (225,451)     23,772
                                                                            -------------  ------------  ------------- -----------
Net increase in net assets resulting from operations ......................    9,603,154      (723,753)       127,003     365,702
                                                                            -------------  ------------  ------------- -----------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...........................................   36,659,650    28,012,351      1,136,821   2,697,576
     Contract terminations and withdrawal payments ........................  (42,040,850)  (24,558,706)    (5,860,095)   (536,207)
     Actuarial adjustments for mortality experience on annuities
        in payment period .................................................       (2,076)      (34,522)            39      11,619
     Annuity benefit payments .............................................     (220,772)     (170,663)          (529)     (3,389)
                                                                            -------------  ------------  ------------- -----------
Increase (decrease)  in net assets from contract transactions .............   (5,604,048)    3,248,460     (4,723,764)  2,169,599
                                                                            -------------  ------------  ------------- -----------
Increase in net assets ....................................................    3,999,106     2,524,707     (4,596,761)  2,535,301

Net assets at the beginning of year .......................................  199,426,099   123,586,129      4,596,761   3,818,401
                                                                            -------------  ------------  ------------- -----------
Net assets at the end of year ............................................. $203,425,205   126,110,836          -       6,353,702
                                                                            -------------  ------------  ------------- -----------
                                                                            -------------  ------------  ------------- -----------


                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                 ---------------------------------------------
                                                                                   MATURING         MATURING
                                                                                  GOVERNMENT       GOVERNMENT
                                                                                     BOND             BOND             VALUE
                                                                                     2006             2010             STOCK
                                                                                 --------------   --------------  ------------
Operations:
     Investment income (loss) - net .......................................         241,945          108,038       (1,884,495)
     Net realized gains on investments ....................................         153,646          172,170        2,098,374
     Net change in unrealized appreciation or depreciation
         of investments ...................................................         207,803          225,554         (224,889)
                                                                                 --------------   --------------  ------------
Net increase in net assets resulting from operations ......................         603,394          505,762          (11,010)
                                                                                 --------------   --------------  ------------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...........................................       3,409,399        3,456,312       43,797,257
     Contract terminations and withdrawal payments ........................      (1,258,332)      (1,503,240)     (38,307,284)
     Actuarial adjustments for mortality experience on annuities
        in payment period .................................................          14,151            3,086            3,280
     Annuity benefit payments .............................................         (23,275)          20,121         (198,093)
                                                                                 --------------   --------------  ------------
Increase (decrease)  in net assets from contract transactions .............       2,141,943        1,976,279        5,295,160
                                                                                 --------------   --------------  ------------
Increase in net assets ....................................................       2,745,337        2,482,041        5,284,150

Net assets at the beginning of year .......................................       3,729,549        2,950,172      146,326,158
                                                                                 --------------   --------------  ------------
Net assets at the end of year .............................................       6,474,886        5,432,213      151,610,308
                                                                                 --------------   --------------  ------------
                                                                                 --------------   --------------  ------------



(a) For the period from January 1, 1998, to September 18, 1998, termination of the sub-account.




See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998




                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                          ---------------------------------------------------------
                                                                               SMALL
                                                                              COMPANY        GLOBAL       INDEX 400       MACRO-CAP
                                                                               VALUE          BOND         MID-CAP          VALUE
                                                                          -----------    -----------    -----------     -----------
Operations:
     Investment income (loss) - net ......................................$    25,177      1,402,375        (20,760)       (59,579)
     Net realized gains (losses) on investments ..........................     77,403        863,057        282,490        478,979
     Net change in unrealized appreciation or depreciation
        of investments ...................................................   (605,890)     1,472,544        911,492        995,598
                                                                          -----------    -----------    -----------     -----------
Net increase (decrease) in net assets resulting from operations ..........   (503,310)     3,737,976      1,173,222      1,414,998
                                                                          -----------    -----------    -----------     -----------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..........................................  6,475,581      4,876,523      5,538,756      6,338,736
     Contract terminations and withdrawal payments ....................... (3,395,717)    (2,838,384)    (2,645,937)    (2,540,858)
     Actuarial adjustments for mortality experience on annuities
        in payment period ................................................     (2,310)          (880)          (576)          (869)
     Annuity benefit payments ............................................    (23,150)        (4,734)        (1,971)        (3,204)
                                                                          -----------    -----------    -----------     -----------
Increase in net assets from contract transactions ........................  3,054,404      2,032,525      2,890,272      3,793,805
                                                                          -----------    -----------    -----------     -----------
Increase in net assets ...................................................  2,551,094      5,770,501      4,063,494      5,208,803

Net assets at the beginning of year ......................................  4,959,512     25,003,659      5,042,153      4,883,988
                                                                          -----------    -----------    -----------     -----------
Net assets at the end of year ............................................$ 7,510,606     30,774,160      9,105,647     10,092,791
                                                                          -----------    -----------    -----------     -----------
                                                                          -----------    -----------    -----------     -----------


                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                          ------------------------------------------
                                                                                             REAL        TEMPLETON
                                                                            MICRO-CAP       ESTATE       DEVELOPING
                                                                             GROWTH      SECURITIES(a)     MARKETS
                                                                           ----------    -------------   ----------
Operations:
     Investment income (loss) - net .......................................   (65,447)       154,790         (6,929)
     Net realized gains (losses) on investments ...........................   (93,716)       (21,724)       (40,375)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................   947,708       (853,470)      (426,587)
                                                                           ----------    -------------   ----------
Net increase (decrease)  in net assets resulting from operations ..........   788,545       (720,404)      (473,891)
                                                                           ----------    -------------   ----------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ........................................... 3,203,379      5,877,266      3,575,326
     Contract terminations and withdrawal payments ........................(1,387,271)       (91,132)      (650,918)
     Actuarial adjustments for mortality experience on annuities
        in payment period .................................................      (805)        -              (5,630)
     Annuity benefit payments .............................................    (6,101)          (125)       (15,524)
                                                                           ----------    -------------   ----------
Increase in net assets from contract transactions ......................... 1,809,202      5,786,009      2,903,254
                                                                           ----------    -------------   ----------
Increase in net assets .................................................... 2,597,747      5,065,605      2,429,363

Net assets at the beginning of year ....................................... 4,575,844         -             514,721
                                                                           ----------    -------------   ----------
Net assets at the end of year ............................................. 7,173,591      5,065,605      2,944,084
                                                                           ----------    -------------   ----------
                                                                           ----------    -------------   ----------



 (a) For the period from April 24, 1998, commencement of operations, to December 31, 1998.




See accompanying notes to financial statements.

                             VARIABLE ANNUITY ACCOUNT
                        STATEMENTS OF CHANGES IN NET ASSETS
                           YEAR ENDED DECEMBER 31, 1997



                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ---------------------------------------------------------
                                                                                                           MONEY      ASSET
                                                                             GROWTH         BOND          MARKET   ALLOCATION
                                                                        -------------  ------------ ------------  --------------
Operations:
     Investment income (loss) - net .................................... $   (707,789)    3,423,090    1,223,041       4,703,693
     Net realized gains on investments .................................   31,433,672       448,191        -          26,148,733
     Net change in unrealized appreciation or depreciation
        of investments .................................................   10,155,331     3,109,325        -          26,799,187
                                                                        -------------  ------------ ------------  --------------
Net increase in net assets resulting from operations ...................   40,881,214     6,980,606    1,223,041      57,651,613
                                                                        -------------  ------------ ------------  --------------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ........................................   37,464,249    29,678,709   52,599,130      51,665,342
     Contract terminations and withdrawal payments .....................  (15,679,425)  (14,483,737) (57,536,852)    (41,700,448)
     Actuarial adjustments for mortality experience on annuities
        in payment period ..............................................        5,455        (4,132)    (549,389)        550,291
     Annuity benefit payments ..........................................      (92,583)      (80,007)     (12,607)       (314,868)
                                                                        -------------  ------------ ------------  --------------
Increase (decrease) in net assets from contract transactions ...........   21,697,696    15,110,833   (5,499,718)     10,200,317
                                                                        -------------  ------------ ------------  --------------
Increase (decrease) in net assets ......................................   62,578,910    22,091,439   (4,276,677)     67,851,930

Net assets at the beginning of year ....................................  117,531,708    80,892,883   36,601,444     323,180,479
                                                                        -------------  ------------ ------------  --------------
Net assets at the end of year .......................................... $180,110,618   102,984,322   32,324,767     391,032,409
                                                                        -------------  ------------ ------------  --------------
                                                                        -------------  ------------ ------------  --------------

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------
                                                                                     MORTGAGE         INDEX         CAPITAL
                                                                                    SECURITIES          500       APPRECIATION
                                                                                  --------------  --------------- ------------
Operations:
     Investment income (loss) - net ............................................       3,393,365         (340,578)  (2,167,763)
     Net realized gains on investments .........................................         258,432       10,716,907   20,271,400
     Net change in unrealized appreciation or depreciation
        of investments .........................................................       1,596,944       35,139,477   23,548,588
                                                                                  --------------  --------------- ------------
Net increase in net assets resulting from operations ...........................       5,248,741       45,515,806   41,652,225
                                                                                  --------------  --------------- ------------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ................................................      18,403,459       51,509,928   27,739,494
     Contract terminations and withdrawal payments .............................     (13,595,580)     (22,382,897) (19,504,571)
     Actuarial adjustments for mortality experience on annuities
        in payment period ......................................................           4,705         (359,445)         663
     Annuity benefit payments ..................................................         (44,690)        (152,662)    (128,627)
                                                                                  --------------  --------------- ------------
Increase (decrease) in net assets from contract transactions ...................       4,767,894       28,614,924    8,106,959
                                                                                  --------------  --------------- ------------
Increase (decrease) in net assets ..............................................      10,016,635       74,130,730   49,759,184

Net assets at the beginning of year ............................................      65,845,545      135,334,726  150,431,644
                                                                                  --------------  --------------- ------------
Net assets at the end of year ..................................................      75,862,180      209,465,456  200,190,828
                                                                                  --------------  --------------- ------------
                                                                                  --------------  --------------- ------------




See accompanying notes to financial statements.

                             VARIABLE ANNUITY ACCOUNT
                        STATEMENTS OF CHANGES IN NET ASSETS
                           YEAR ENDED DECEMBER 31, 1997




                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                            ------------------------------------------------------
                                                                                                          MATURING      MATURING
                                                                                                         GOVERNMENT    GOVERNMENT
                                                                            INTERNATIONAL      SMALL        BOND          BOND
                                                                                STOCK         COMPANY       1998          2002
                                                                            -------------   -----------  -----------  -----------
Operations:
     Investment income (loss) - net ....................................... $   2,703,915    (1,396,390)     183,738      142,344
     Net realized gains on investments ....................................     6,738,520     2,386,100       51,633       44,461
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     7,074,429     6,377,969      (17,138)      55,287
                                                                            -------------   -----------  -----------  -----------
Net increase in net assets resulting from operations ......................    16,516,864     7,367,679      218,233      242,092
                                                                            -------------   -----------  -----------  -----------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...........................................    51,794,301    36,868,064    1,064,388      684,461
     Contract terminations and withdrawal payments ........................   (19,345,856)  (20,954,051)  (1,206,624)    (667,868)
     Actuarial adjustments for mortality experience on annuities
        in payment period .................................................        50,457       305,163            3           24
     Annuity benefit payments .............................................      (153,952)     (155,161)        (117)      (4,611)
                                                                            -------------   -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions ..............    32,344,950    16,064,015     (142,350)      12,006
                                                                            -------------   -----------  -----------  -----------
Increase in net assets ....................................................    48,861,814    23,431,694       75,883      254,098

Net assets at the beginning of year .......................................   150,564,285   100,154,435    4,520,878    3,564,303
                                                                            -------------   -----------  -----------  -----------
Net assets at the end of year ............................................. $ 199,426,099   123,586,129    4,596,761    3,818,401
                                                                            -------------   -----------  -----------  -----------
                                                                            -------------   -----------  -----------  -----------

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                             ---------------------------------------------
                                                                                 MATURING         MATURING
                                                                                GOVERNMENT       GOVERNMENT
                                                                                   BOND             BOND         VALUE
                                                                                   2006             2010         STOCK
                                                                             --------------  --------------- -------------
Operations:
     Investment income (loss) - net .......................................         128,725           78,390        63,632
     Net realized gains on investments ....................................          59,986           44,494    16,454,374
     Net change in unrealized appreciation or depreciation
        of investments ....................................................         172,717          236,051     2,218,967
                                                                             --------------  --------------- -------------
Net increase in net assets resulting from operations ......................         361,428          358,935    18,736,973
                                                                             --------------  --------------- -------------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...........................................         743,477          823,375    68,735,594
     Contract terminations and withdrawal payments ........................        (314,002)        (859,199)  (19,539,662)
     Actuarial adjustments for mortality experience on annuities
        in payment period .................................................              24              -          25,118
     Annuity benefit payments .............................................          (4,781)             -         (93,964)
                                                                             --------------  --------------- -------------
Increase (decrease) in net assets from contract transactions ..............         424,718          (35,824)   49,127,086
                                                                             --------------  --------------- -------------
Increase in net assets ....................................................         786,146          323,111    67,864,059

Net assets at the beginning of year .......................................       2,943,403        2,627,061    78,462,099
                                                                             --------------  --------------- -------------
Net assets at the end of year .............................................       3,729,549        2,950,172   146,326,158
                                                                             --------------  --------------- -------------
                                                                             --------------  --------------- -------------




See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997




                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------------------
                                                                                  SMALL
                                                                                  COMPANY       GLOBAL        INDEX 400
                                                                                 VALUE(a)       BOND(b)       MID-CAP(a)
                                                                              ------------    ----------     -----------
Operations:
     Investment income (loss) - net .......................................   $   (16,022)       284,071        (15,973)
     Net realized gains (losses) on investments ...........................        (5,713)        49,263        (13,549)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................       152,573       (401,884)        48,048
                                                                              ------------    ----------     -----------
Net increase (decrease)  in net assets resulting from operations ..........       130,838        (68,550)        18,526
                                                                              ------------    ----------     -----------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...........................................     5,932,017     26,233,498      5,666,129
     Contract terminations and withdrawal payments ........................    (1,103,343)    (1,161,289)      (642,502)
     Actuarial adjustments for mortality experience on annuities
        in payment period .................................................         -              -              -
     Annuity benefit payments .............................................         -              -              -
                                                                              ------------    ----------     -----------
Increase in net assets from contract transactions .........................     4,828,674     25,072,209      5,023,627
                                                                              ------------    ----------     -----------
Increase in net assets ....................................................     4,959,512     25,003,659      5,042,153

Net assets at the beginning of period .....................................         -              -              -
                                                                              ------------    ----------     -----------
Net assets at the end of period ...........................................   $ 4,959,512     25,003,659      5,042,153
                                                                              ------------    ----------     -----------
                                                                              ------------    ----------     -----------

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------------------
                                                                                                             TEMPLETON
                                                                                 MACRO-CAP      MICRO-CAP     DEVELOPING
                                                                                 VALUE (d)     GROWTH (c)    MARKETS (e)
                                                                              ------------    ----------     -----------
Operations:
     Investment income (loss) - net .......................................         7,428        (18,203)          (749)
     Net realized gains (losses) on investments ...........................       (13,240)       115,314        (10,017)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................      (116,265)      (550,197)      (104,773)
                                                                              ------------    ----------     -----------
Net increase (decrease)  in net assets resulting from operations ..........      (122,077)      (453,086)      (115,539)
                                                                              ------------    ----------     -----------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...........................................     5,317,960      5,465,120        676,481
     Contract terminations and withdrawal payments ........................      (311,895)      (436,190)       (45,203)
     Actuarial adjustments for mortality experience on annuities
        in payment period .................................................         -              -               (649)
     Annuity benefit payments .............................................         -              -               (369)
                                                                              ------------    ----------     -----------
Increase in net assets from contract transactions .........................     5,006,065      5,028,930        630,260
                                                                              ------------    ----------     -----------
Increase in net assets ....................................................     4,883,988      4,575,844        514,721

Net assets at the beginning of period .....................................         -              -              -
                                                                              ------------    ----------     -----------
Net assets at the end of period ...........................................     4,883,988      4,575,844        514,721
                                                                              ------------    ----------     -----------
                                                                              ------------    ----------     -----------



 (a) For the period from September 29, 1997, commencement of operations, to December 31, 1997.
 (b) For the period from September 24, 1997, commencement of operations, to December 31, 1997.
 (c) For the period from September 15, 1997, commencement of operations, to December 31, 1997.
 (d) For the period from October 15, 1997, commencement of operations, to December 31, 1997.
 (e) For the period from October 2, 1997, commencement of operations, to December 31, 1997.




See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS



(1)    ORGANIZATION AND BASIS OF PRESENTATION

       The Variable Annuity Account (the Account), formerly Minnesota Mutual Variable Annuity Account, was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
       Life), formerly The Minnesota Mutual Life Insurance Company, under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently four types of contracts each consisting of one to twenty segregated sub-accounts. The financial statements presented herein include only the segregated sub-accounts offered in connection with the sale of the Combination Fixed and Variable Annuity Contracts for Personal Retirement Plans (Multi-option Annuity) and Multi-Option Select.



       The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc. and Templeton Variable Products Series Fund (Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.



       Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond (formerly International Bond), Index 400 Mid-Cap, Micro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond (formerly International Bond), Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Real Estate Securities Portfolios of the Advantus Series Fund, Inc. and Templeton Developing Markets Fund - Class 2 of the Templeton Variable Products Series Fund, respectively. The Maturing Government Bond 1998 Portfolio matured on September 18, 1998. Liquidation proceeds from the Maturing Government Bond 1998 sub-account were reinvested in another sub-account at the direction of the contract owner. If the contract owner did not direct the reinvestment, the proceeds were automatically reinvested in the Money Market sub-account.



       Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. and Advantus Capital Management, Inc. is a wholly-owned subsidiary of Minnesota Life.



(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       USE OF ESTIMATES



       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.



       INVESTMENTS IN UNDERLYING FUNDS

       Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

                            VARIABLE ANNUITY ACCOUNT




(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

       FEDERAL INCOME TAXES



       The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Fund.



       CONTRACTS IN ANNUITY PAYMENT PERIOD

       Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.



(3)    MORTALITY AND EXPENSE AND SALES CHARGES

       The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.



       A contingent deferred sales charge may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. Total sales charges deducted from redemption proceeds for the years ended December 31, 1998 and 1997 amounted to $3,304,803 and $1,743,977, respectively.



(4)    INVESTMENT TRANSACTIONS

       The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1998:



       Growth Portfolio .......................................    $83,069,846
       Bond Portfolio .........................................     49,078,691
       Money Market Portfolio .................................     74,258,718
       Asset Allocation Portfolio .............................    108,819,885
       Mortgage Securities Portfolio ..........................     38,044,967
       Index 500 Portfolio ....................................     71,360,492
       Capital Appreciation Portfolio .........................     49,532,824
       International Stock Portfolio ..........................     47,758,816
       Small Company Portfolio ................................     28,012,350
       Maturing Government Bond 1998 Portfolio ................      1,441,948
       Maturing Government Bond 2002 Portfolio ................      3,063,110
       Maturing Government Bond 2006 Portfolio ................      3,736,179
       Maturing Government Bond 2010 Portfolio ................      3,615,198
       Value Stock Portfolio ..................................     44,035,958
       Small Company Value Portfolio ..........................      6,573,993
       Global Bond Portfolio ..................................      7,405,437
       Index 400 Mid-Cap Portfolio ............................      5,756,719
       Macro-Cap Value ........................................      6,779,689
       Macro-Cap Growth Portfolio .............................      3,203,380
       Real Estate Securities .................................      6,071,631
       Templeton Developing Markets Fund ......................      2,930,782

                            VARIABLE ANNUITY ACCOUNT




(5)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

        Transactions in units for each segregated sub-account for the years ended December 31, 1998 and 1997 (period ended December 31, 1998 for Real Estate Securities) were as follows:



                                                                         SEGREGATED SUB-ACCOUNTS
                                            --------------------------------------------------------------------------
                                                                              MONEY          ASSET          MORTGAGE
                                                GROWTH           BOND         MARKET       ALLOCATION      SECURITIES
                                            ---------------  ------------  ------------  --------------  -------------
Units outstanding at
   December 31, 1996 .......................  38,448,452     36,732,062     22,929,634     116,211,650      32,527,955
     Contract purchase
       payments ............................  10,771,702     13,082,596     32,831,960      17,230,670       8,805,041
     Deductions for contract
       terminations and
       withdrawal payments .................  (4,514,907)    (6,548,254)   (35,956,753)    (13,950,918)     (6,581,799)
                                            ---------------  ------------  ------------  --------------  -------------
Units outstanding at
   December 31, 1997 .......................  44,705,247     43,266,404     19,804,841     119,491,402      34,751,197
     Contract purchase
       payments ............................  11,145,679     16,757,246     43,552,011      19,570,064      14,779,503
     Deductions for contract
       terminations and
       withdrawal payments .................  (8,045,075)    (8,682,491)   (35,397,177)    (18,688,238)     (8,023,362)
                                            ---------------  ------------  ------------  --------------  -------------
Units outstanding at
   December 31, 1998 .......................  47,805,851     51,341,159     27,959,675     120,373,228      41,507,338
                                            ---------------  ------------  ------------  --------------  -------------
                                            ---------------  ------------  ------------  --------------  -------------



                                                                        SEGREGATED SUB-ACCOUNTS
                                               ---------------------------------------------------------------------------
                                                                                                                MATURING
                                                    INDEX        CAPITAL      INTERNATIONAL      SMALL         GOVERNMENT
                                                     500       APPRECIATION       STOCK         COMPANY        BOND 1998
                                               -------------  --------------  -------------  --------------  -------------
Units outstanding at
   December 31, 1996 .........................    46,097,553     51,023,999     86,521,264     59,295,273      3,911,112
     Contract purchase
       payments ..............................    15,045,840      8,635,068     27,399,036     21,317,225        897,511
     Deductions for contract
       terminations and
       withdrawal payments ...................    (6,564,128)    (6,076,586)   (10,319,698)   (12,021,733)    (1,019,327)
                                               -------------  --------------  -------------  --------------  -------------
Units outstanding at
   December 31, 1997 .........................    54,579,265     53,582,481    103,600,602     68,590,765      3,789,296
     Contract purchase
       payments ..............................    15,789,448      8,967,037     17,507,237     15,655,645        914,391
     Deductions for contract
       terminations and
       withdrawal payments ...................   (10,100,150)    (8,655,037)   (21,151,100)   (14,456,560)    (4,703,687)
                                               -------------  --------------  -------------  --------------  -------------
Units outstanding at
   December 31, 1998 .........................    60,268,563     53,894,481     99,956,739     69,789,850        -
                                               -------------  --------------  -------------  --------------  -------------
                                               -------------  --------------  -------------  --------------  -------------

                            VARIABLE ANNUITY ACCOUNT




(5)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED



                                                                           SEGREGATED SUB-ACCOUNTS
                                                   -----------------------------------------------------------------------
                                                     MATURING      MATURING       MATURING                       SMALL
                                                    GOVERNMENT    GOVERNMENT     GOVERNMENT       VALUE         COMPANY
                                                    BOND 2002      BOND 2006      BOND 2010       STOCK          VALUE
                                                   -----------   --------------  ------------   ----------     -----------
Units outstanding at
   December 31, 1996 .............................. 2,935,860      2,334,109      2,077,124     43,796,523        -
     Contract purchase
       payments ...................................   553,116        580,185        624,211     34,081,601      5,910,477
     Deductions for contract
       terminations and
       withdrawal payments ........................  (550,128)      (248,873)      (683,592)    (9,626,989)    (1,087,973)
                                                   -----------   --------------  ------------   ----------     -----------
Units outstanding at
   December 31, 1997 .............................. 2,938,848      2,665,421      2,017,743     68,251,135      4,822,504
     Contract purchase
       payments ................................... 1,966,007      2,048,990      1,948,023     20,251,001      5,908,905
     Deductions for contract
       terminations and
       withdrawal payments ........................  (377,892)      (833,184)      (919,654)   (18,520,135)    (3,175,808)
                                                   -----------   --------------  ------------   ----------     -----------
Units outstanding at
   December 31, 1998 .............................. 4,526,963      3,881,227      3,046,112     69,982,001      7,555,601
                                                   -----------   --------------  ------------   ----------     -----------
                                                   -----------   --------------  ------------   ----------     -----------



                                                                            SEGREGATED SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------------
                                                                                                             REAL       TEMPLETON
                                                    GLOBAL      INDEX 400      MACRO-CAP     MICRO-CAP      ESTATE      DEVELOPING
                                                     BOND        MID-CAP         VALUE        GROWTH       SECURITIES    MARKETS
                                                 -----------   -----------   -----------  ------------    -----------  -----------
Units outstanding at
   December 31, 1996 ............................    -             -             -             -             -              -
     Contract purchase
       payments ................................. 26,222,899     5,600,260     5,329,567     5,472,331       -             807,553
     Deductions for contract
       terminations and
       withdrawal payments ...................... (1,139,554)     (580,219)     (326,177)     (452,853)      -             (83,179)
                                                 -----------   -----------   -----------  ------------    -----------  -----------

Units outstanding at
   December 31, 1997 ............................ 25,083,345     5,020,041     5,003,390     5,019,478       -             724,374
     Contract purchase
       payments .................................  4,365,049     5,194,349     5,753,309     3,282,037     5,998,094     5,312,035
     Deductions for contract
       terminations and
       withdrawal payments ...................... (2,607,087)   (2,435,110)   (2,270,829)   (1,378,864)     (110,703)   (1,127,977)
                                                 -----------   -----------   -----------  ------------    -----------  -----------
Units outstanding at
   December 31, 1998 ............................ 26,841,307     7,779,280     8,485,870     6,922,652     5,887,391     4,908,432
                                                 -----------   -----------   -----------  ------------    -----------  -----------
                                                 -----------   -----------   -----------  ------------    -----------  -----------

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

     GROWTH



                                                                                   YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                      1998      1997        1996       1995      1994
                                                                   --------   -------     --------   --------   ------
     Unit value, beginning of year.......................           $  4.01     3.04        2.63      2.14       2.15
                                                                   --------   -------     --------   --------   ------
     Income (loss) from investment operations:

       Net investment income (loss)......................              (.02)    (.02)       (.01)     (.01)       (.01)
       Net gains or losses on securities
          (both realized and unrealized) ................              1.35      .99         .42       .50         -
                                                                   --------   -------     --------   --------   ------
         Total from investment operations ...............              1.33      .97         .41       .49        (.01)
                                                                   --------   -------     --------   --------   ------
     Unit value, end of year ............................           $  5.34     4.01        3.04      2.63        2.14
                                                                   --------   -------     --------   --------   ------
                                                                   --------   -------     --------   --------   ------

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     BOND



                                                                                   YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                      1998      1997        1996       1995      1994
                                                                   --------   -------     --------   --------   ------
     Unit value, beginning of year ........................        $  2.37      2.19         2.15       1.82     1.93
                                                                   --------   -------     --------   --------   ------
     Income (loss) from investment operations:

       Net investment income  .............................            .10       .09          .08        .04      .05
       Net gains or losses on securities
          (both realized and unrealized) ..................            .01       .09         (.04)       .29     (.16)
                                                                   --------   -------     --------   --------   ------
         Total from investment operations .................            .11       .18          .04        .33     (.11)
                                                                   --------   -------     --------   --------   ------
     Unit value, end of year ..............................        $  2.48      2.37         2.19       2.15     1.82
                                                                   --------   -------     --------   --------   ------
                                                                   --------   -------     --------   --------   ------

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     MONEY MARKET



                                                                                      YEAR ENDED DECEMBER 31,
                                                                      ---------------------------------------------------
                                                                         1998      1997        1996       1995      1994
                                                                      --------   -------     --------   --------   ------

     Unit value, beginning of year ...........................         $  1.63     1.57        1.52       1.46       1.42
                                                                      --------   -------     --------   --------   ------
     Income from investment operations:

       Net investment income .................................             .06      .06         .05        .06        .04
                                                                      --------   -------     --------   --------   ------
         Total from investment operations ....................             .06      .06         .05        .06        .04
                                                                      --------   -------     --------   --------   ------
     Unit value, end of year .................................         $  1.69     1.63        1.57       1.52       1.46
                                                                      --------   -------     --------   --------   ------
                                                                      --------   -------     --------   --------   ------

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     ASSET ALLOCATION



                                                                                   YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                      1998      1997        1996       1995      1994
                                                                   --------   -------     --------   --------   ------
    Unit value, beginning of year ........................         $  3.25     2.76         2.49       2.01       2.07
                                                                   --------   -------     --------   --------   ------
    Income (loss) from investment operations:

      Net investment income  .............................             .05      .04          .04        .04        .01
      Net gains or losses on securities
         (both realized and unrealized) ..................             .66      .45          .23        .44       (.07)
                                                                   --------   -------     --------   --------   ------
        Total from investment operations .................             .71      .49          .27        .48       (.06)
                                                                   --------   -------     --------   --------   ------
    Unit value, end of year ..............................         $  3.96     3.25         2.76       2.49       2.01
                                                                   --------   -------     --------   --------   ------
                                                                   --------   -------     --------   --------   ------

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     MORTGAGE SECURITIES



                                                                                   YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                      1998      1997        1996       1995      1994
                                                                   --------   -------     --------   --------   ------
     Unit value, beginning of year ........................        $  2.17      2.01        1.93       1.66       1.74
                                                                   --------   -------     --------   --------   ------
     Income (loss) from investment operations:

       Net investment income  .............................            .09       .10         .10        .10        .06
       Net gains or losses on securities
          (both realized and unrealized) ..................            .02       .06        (.02)       .17       (.14)
                                                                   --------   -------     --------   --------   ------
         Total from investment operations .................            .11       .16         .08        .27       (.08)
                                                                   --------   -------     --------   --------   ------
     Unit value, end of year ..............................        $  2.28      2.17        2.01       1.93       1.66
                                                                   --------   -------     --------   --------   ------
                                                                   --------   -------     --------   --------   ------

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     INDEX 500



                                                                                   YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                      1998      1997        1996       1995      1994
                                                                   --------   -------     --------   --------   ------
     Unit value, beginning of year.......................          $  3.81      2.91       2.43        1.79       1.80
                                                                   --------   -------     --------   --------   ------

     Income (loss) from investment operations:

       Net investment income (loss)......................             (.02)     (.01)         -         .01          -
       Net gains or losses on securities
          (both realized and unrealized) ................             1.02       .91        .48         .63       (.01)
                                                                   --------   -------     --------   --------   ------
         Total from investment operations ...............             1.00       .90        .48         .64       (.01)
                                                                   --------   -------     --------   --------   ------
     Unit value, end of year ............................           $ 4.81      3.81       2.91        2.43       1.79
                                                                   --------   -------     --------   --------   ------
                                                                   --------   -------     --------   --------   ------

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     CAPITAL APPRECIATION



                                                                                  YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------
                                                                    1998       1997        1996       1995      1994
                                                                 --------    -------     --------   --------   ------
     Unit value, beginning of year .....................          $ 3.71      2.93         2.52       2.08       2.06
                                                                 --------    -------     --------   --------   ------

     Income from investment operations:

       Net investment loss..............................            (.05)     (.04)        (.03)      (.03)      (.02)
       Net gains or losses on securities (both
         realized and unrealized) ......................            1.13       .82          .44        .47        .04
                                                                 --------    -------     --------   --------   ------
         Total from investment operations ..............            1.08       .78          .41        .44        .02
                                                                 --------    -------     --------   --------   ------
     Unit value, end of year ...........................          $ 4.79      3.71         2.93       2.52       2.08
                                                                 --------    -------     --------   --------   ------
                                                                 --------    -------     --------   --------   ------

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     INTERNATIONAL STOCK



                                                                                  YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------
                                                                    1998       1997        1996       1995      1994
                                                                 --------    -------     --------   --------    ------
     Unit value, beginning of year.......................        $  1.91       1.73       1.46        1.30        1.32
                                                                 --------    -------     --------   --------    ------
     Income (loss) from investment operations:

       Net investment income (loss).....................             .03        .03        .02        (.02)        .01
       Net gains or losses on securities
          (both realized and unrealized)................             .07        .15        .25         .18        (.03)
                                                                 --------    -------     --------   --------    ------
         Total from investment operations...............             .10        .18        .27         .16        (.02)
                                                                 --------    -------     --------   --------    ------
     Unit value, end of year ...........................         $  2.01       1.91        .73        1.46        1.30
                                                                 --------    -------     --------   --------    ------
                                                                 --------    -------     --------   --------    ------

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     SMALL COMPANY



                                                                                   YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------------
                                                                       1998       1997        1996       1995      1994
                                                                    --------    -------     --------   --------    ------
     Unit value, beginning of period....................            $  1.78       1.67         1.59       1.22      1.16
                                                                    --------    -------     --------   --------    ------
     Income from investment operations:

        Net investment loss.............................               (.02)      (.02)        (.02)      (.02)     (.01)
        Net gains or losses on securities
           (both realized and unrealized)...............                .02        .13          .10        .39       .07
                                                                    --------    -------     --------   --------    ------
           Total from investment operations.............                  -        .11          .08        .37       .06
                                                                    --------    -------     --------   --------    ------
     Unit value, end of period..........................            $  1.78       1.78         1.67       1.59      1.22
                                                                    --------    -------     --------   --------    ------
                                                                    --------    -------     --------   --------    ------

                            VARIABLE ANNUITY ACCOUNT




(6)   FINANCIAL HIGHLIGHTS - CONTINUED

      MATURING GOVERNMENT BOND 1998




                                                                                                                      PERIOD FROM
                                                                           YEAR ENDED DECEMBER 31,                   MAY 2, 1994(b)
                                                                   -----------------------------------------------   TO DECEMBER 31,
                                                                      1998(a)        1997      1996       1995             1994
                                                                   -------------   --------  ---------  ----------   --------------
      Unit value, beginning of period ......................       $    1.21          1.16      1.12        .98            1.00
                                                                   -------------   --------  ---------  ----------   --------------
      Income (loss) from investment operations:

          Net investment income (loss) .....................             .08           .04      (.01)       .05             .03
          Net gains or losses on securities
             (both realized and unrealized) ................            (.04)          .01       .05        .09            (.05)
                                                                   -------------   --------  ---------  ----------   --------------
             Total from investment operations ..............             .04           .05       .04        .14            (.02)
                                                                   -------------   --------  ---------  ----------   --------------
           Transfer to other sub-accounts due to
             liquidation ...................................           (1.25)            -         -          -               -
                                                                   -------------   --------  ---------  ----------   --------------
     Unit value, end of period .............................       $       -          1.21      1.16       1.12             .98
                                                                   -------------   --------  ---------  ----------   --------------
                                                                   -------------   --------  ---------  ----------   --------------



     (a) For the period from January 1, 1998 to September 18, 1998, termination of the sub-account.



     (b) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     MATURING GOVERNMENT BOND 2002




                                                                                                                    PERIOD FROM
                                                                                 YEAR ENDED DECEMBER 31,           MAY 2, 1994(a)
                                                                      ------------------------------------------   TO DECEMBER 31,
                                                                         1998      1997      1996       1995             1994
                                                                      --------   --------  ---------  ----------   --------------
     Unit value, beginning of period ...........................      $  1.29      1.21      1.20        .97             1.00
                                                                      --------   --------  ---------  ----------   --------------
     Income (loss) from investment operations:

         Net investment income .................................          .07       .05       .06        .06              .04
         Net gains or losses on securities
            (both realized and unrealized) .....................          .04       .03      (.05)       .17             (.07)
                                                                      --------   --------  ---------  ----------   --------------
            Total from investment operations....................          .11       .08       .01        .23             (.03)
                                                                      --------   --------  ---------  ----------   --------------
     Unit value, end of period .................................      $  1.40      1.29      1.21       1.20              .97
                                                                      --------   --------  ---------  ----------   --------------
                                                                      --------   --------  ---------  ----------   --------------



     (a) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)    FINANCIAL HIGHLIGHTS - CONTINUED

       MATURING GOVERNMENT BOND 2006




                                                                                                                  PERIOD FROM
                                                                                 YEAR ENDED DECEMBER 31,          MAY 2, 1994(a)
                                                                 ----------------------------------------------  TO DECEMBER 31,
                                                                     1998       1997         1996        1995          1994
                                                                 -----------   -------    ---------    --------   -------------
       Unit value, beginning of period ......................    $     1.39      1.25         1.28         .96           1.00
                                                                 -----------   -------    ---------    --------   -------------
       Income (loss) from investment operations:

           Net investment income ...........................            .08       .05          .06         .06            .04
           Net gains or losses on securities
              (both realized and unrealized) ...............            .10       .09         (.09)        .26           (.08)
                                                                 -----------   -------    ---------    --------   -------------
              Total from investment operations .............            .18       .14         (.03)        .32           (.04)
                                                                 -----------   -------    ---------    --------   -------------
       Unit value, end of period ...........................     $     1.57      1.39         1.25        1.28            .96
                                                                 -----------   -------    ---------    --------   -------------
                                                                 -----------   -------    ---------    --------   -------------



       (a) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)     FINANCIAL HIGHLIGHTS - CONTINUED

        MATURING GOVERNMENT BOND 2010




                                                                                                                     PERIOD FROM
                                                                                YEAR ENDED DECEMBER 31,             MAY 2, 1994(a)
                                                                      ------------------------------------------   TO DECEMBER 31,
                                                                         1998      1997      1996       1995            1994
                                                                      --------   --------  ---------  ----------   --------------
        Unit value, beginning of period ...........................   $  1.47       1.27       1.33        .95             1.00
                                                                      --------   --------  ---------  ----------   --------------
        Income (loss) from investment operations:

              Net investment income (loss) ........................       .05        .04       (.02)       .06              .04
              Net gains or losses on securities
                  (both realized and unrealized) ..................       .14        .16       (.04)       .32             (.09)
                                                                      --------   --------  ---------  ----------   --------------
                  Total from investment operations ................       .19        .20       (.06)       .38             (.05)
                                                                      --------   --------  ---------  ----------   --------------
        Unit value, end of period .................................   $  1.66       1.47       1.27       1.33              .95
                                                                      --------   --------  ---------  ----------   --------------
                                                                      --------   --------  ---------  ----------   --------------



        (a) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)   FINANCIAL HIGHLIGHTS - CONTINUED

      VALUE STOCK




                                                                                                                     PERIOD FROM
                                                                                 YEAR ENDED DECEMBER 31,            MAY 2, 1994(a)
                                                                      ------------------------------------------   TO DECEMBER 31,
                                                                         1998      1997      1996       1995             1994
                                                                      --------   --------  ---------  ----------   ---------------
      Unit value, beginning of period ..............................  $  2.13      1.78      1.38        1.05             1.00
                                                                      --------   --------  ---------  ----------   ---------------
      Income from investment operations:

            Net investment income (loss) ...........................     (.03)        -         -           -              .01
            Net gains or losses on securities
                (both realized and unrealized) .....................      .04       .35       .40         .33              .04
                                                                      --------   --------  ---------  ----------   ---------------
                Total from investment operations ...................      .01       .35       .40         .33              .05
                                                                      --------   --------  ---------  ----------   ---------------

      Unit value, end of period ....................................  $  2.14      2.13      1.78        1.38             1.05
                                                                      --------   --------  ---------  ----------   ---------------
                                                                      --------   --------  ---------  ----------   ---------------



      (a) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)   FINANCIAL HIGHLIGHTS - CONTINUED

      SMALL COMPANY VALUE



                                                                                               PERIOD FROM
                                                                             YEAR ENDED     OCTOBER 1, 1997(a)
                                                                             DECEMBER 31,     TO DECEMBER 31,
                                                                                1998               1997
                                                                             ------------     --------------
      Unit value, beginning of period ...................................... $     1.03               1.00
                                                                             ------------     --------------
      Income (loss) from investment operations:

          Net investment income (loss) .....................................          -                  -
          Net gains or losses on securities (both realized and unrealized)..       (.08)               .03
                                                                             ------------     --------------
             Total from investment operations ..............................       (.08)               .03
                                                                             ------------     --------------
      Unit value, end of period ............................................ $      .95               1.03
                                                                             ------------     --------------
                                                                             ------------     --------------



      (a) Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)    FINANCIAL HIGHLIGHTS - CONTINUED

       GLOBAL BOND



                                                                                                PERIOD FROM
                                                                             YEAR ENDED      OCTOBER 1, 1997(a)
                                                                             DECEMBER 31,     TO DECEMBER 31,
                                                                                1998               1997
                                                                             ------------     --------------
       Unit value, beginning of period ....................................  $      1.00              1.00
                                                                             ------------     --------------
       Income from investment operations:

            Net investment income (loss) ..................................          .06               .01
            Net gains or losses on securities
                (both realized and unrealized) ............................          .08              (.01)
                                                                             ------------     --------------
                Total from investment operations ..........................          .14                 -
                                                                             ------------     --------------
       Unit value, end of period ..........................................  $      1.14              1.00
                                                                             ------------     --------------
                                                                             ------------     --------------



       (a) Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)    FINANCIAL HIGHLIGHTS - CONTINUED

       INDEX 400 MID-CAP



                                                                                                      PERIOD FROM
                                                                                    YEAR ENDED     OCTOBER 1, 1997(a)
                                                                                   DECEMBER 31,     TO DECEMBER 31,
                                                                                       1998              1997
                                                                                 ---------------    --------------
        Unit value, beginning of period ........................................ $     1.00                 1.00
                                                                                 ---------------    --------------
        Income from investment operations:

            Net investment income (loss) .......................................          -                    -
            Net gains or losses on securities
               (both realized and unrealized) ..................................        .16                    -
                                                                                 ---------------    --------------
               Total from investment operations ................................        .16                    -
                                                                                 ---------------    --------------
        Unit value, end of period .............................................. $     1.16                 1.00
                                                                                 ---------------    --------------
                                                                                 ---------------    --------------



        (a) Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)    FINANCIAL HIGHLIGHTS - CONTINUED

       MACRO-CAP VALUE



                                                                                                PERIOD FROM
                                                                              YEAR ENDD      OCTOBER 1, 1997(a)
                                                                             DECEMBER 31,     TO DECEMBER 31,
                                                                                1998                1997
                                                                             ------------     --------------
      Unit value, beginning of period ...................................... $      .98               1.00
                                                                             ------------     --------------
      Income (loss) from investment operations:

            Net investment income (loss) ...................................       (.01)                 -
            Net gains or losses on securities
               (both realized and unrealized) ..............................        .21               (.02)
                                                                             ------------     --------------
                Total from investment operations ...........................        .20               (.02)
                                                                             ------------     --------------
      Unit value, end of period ............................................ $     1.18                .98
                                                                             ------------     --------------
                                                                             ------------     --------------



      (a) Inception of the segregated sub-account was October 15, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)    FINANCIAL HIGHLIGHTS - CONTINUED

       MICRO-CAP GROWTH



                                                                                                      PERIOD FROM
                                                                                  YEAR ENDED       OCTOBER 1, 1997(a)
                                                                                 DECEMBER 31,        TO DECEMBER 31,
                                                                                     1998                 1997
                                                                                ---------------      --------------
       Unit value, beginning of period ........................................ $         .91                1.00
                                                                                ---------------      --------------
       Income (loss) from investment operations:

           Net investment loss ................................................          (.01)               (.01)
           Net gains or losses on securities (both realized and unrealized) ...           .12                (.08)
                                                                                ---------------      --------------
              Total from investment operations ................................           .11                (.09)
                                                                                ---------------      --------------
       Unit value, end of period .............................................. $        1.02                 .91
                                                                                ---------------      --------------
                                                                                ---------------      --------------



       (a) Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT




(6)    FINANCIAL HIGHLIGHTS - CONTINUED

       REAL ESTATE SECURITIES



                                                                                 PERIOD FROM
                                                                               APRIL 24, 1998(a)
                                                                               TO DECEMBER 31,
                                                                                     1998
                                                                               ---------------
        Unit value, beginning of period ...................................    $        1.00
                                                                               ---------------
        Income (loss) from investment operations:

            Net investment income .........................................              .03
            Net losses on securities (both realized and unrealized) .......             (.17)
                                                                               ---------------
               Total from investment operations ...........................             (.14)
                                                                               ---------------
        Unit value, end of period .........................................    $         .86
                                                                               ---------------
                                                                               ---------------



        (a) For the period from May 1, 1998, commencement of operations, to December 31, 1998.

                            VARIABLE ANNUITY ACCOUNT




(6)     FINANCIAL HIGHLIGHTS - CONTINUED

        TEMPLETON DEVELOPING MARKETS



                                                                                                                PERIOD FROM
                                                                                            YEAR ENDED       OCTOBER 2, 1997(a)
                                                                                            DECEMBER 31,       TO DECEMBER 31,
                                                                                               1998                  1997
                                                                                          ---------------      --------------
        Unit value, beginning of period ...............................................   $         .69                1.00
                                                                                          ---------------      --------------
        Income (loss) from investment operations:

            Net investment income .....................................................               -                   -
            Net losses on securities (both realized and unrealized) ...................            (.15)               (.31)
                                                                                          ---------------      --------------
               Total from investment operations .......................................            (.15)               (.31)
                                                                                          ---------------      --------------
        Unit value, end of period .....................................................   $         .54                 .69
                                                                                          ---------------      --------------
                                                                                          ---------------      --------------




        (a) Inception of the segregated sub-account was October 2, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

 Independent Auditors' Report
The Board of Directors
Minnesota Life Insurance Company

  We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.
  Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
February 8, 1999

                              Minnesota Life Insurance Company and Subsidiaries
Consolidated Balance Sheets

December 31, 1998 and 1997

                                     Assets

                                                        1998        1997
                                                     ----------- -----------
                                                         (In thousands)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,667,688 and $4,518,807)                        $ 4,914,012 $ 4,719,801
  Held-to-maturity, at amortized cost (fair value
   $1,161,784 and $1,158,227)                          1,086,548   1,088,312
Equity securities, at fair value (cost $579,546 and
 $537,441)                                               749,800     686,638
Mortgage loans, net                                      681,219     661,337
Real estate, net                                          38,530      39,964
Policy loans                                             226,409     213,488
Short-term investments                                   136,435     112,352
Other invested assets                                    261,625     216,838
                                                     ----------- -----------
  Total investments                                    8,094,578   7,738,730
Cash                                                     175,660      96,179
Finance receivables, net                                 163,411     211,794
Deferred policy acquisition costs                        564,382     576,030
Accrued investment income                                 86,974      83,439
Premiums receivable, net                                  62,609      68,030
Property and equipment, net                               67,448      58,123
Reinsurance recoverables                                 162,553     150,126
Other assets                                              61,183      52,852
Separate account assets                                6,994,752   5,366,810
                                                     ----------- -----------
    Total assets                                     $16,433,550 $14,402,113
                                                     =========== ===========

                      Liabilities and Stockholder's Equity

Liabilities:
  Policy and contract account balances               $ 4,242,802 $ 4,275,221
  Future policy and contract benefits                  1,744,245   1,687,529
  Pending policy and contract claims                      70,564      64,356
  Other policyholders' funds                             438,595     416,752
  Policyholders' dividends payable                        53,957      55,321
  Stockholder dividend payable                            24,700         --
  Unearned premiums and fees                             180,191     202,070
  Federal income tax liability:
    Current                                               53,039      45,300
    Deferred                                             173,907     166,057
  Other liabilities                                      514,468     334,305
  Notes payable                                          267,000     298,000
  Separate account liabilities                         6,947,806   5,320,517
                                                     ----------- -----------
    Total liabilities                                 14,711,274  12,865,428
                                                     ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                      5,000         --
  Retained earnings                                    1,513,661   1,380,012
  Accumulated other comprehensive income                 203,615     156,673
                                                     ----------- -----------
    Total stockholder's equity                         1,722,276   1,536,685
                                                     ----------- -----------
      Total liabilities and stockholder's equity     $16,433,550 $14,402,113
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

 Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 1998, 1997, and 1996

                            Statements of Operations

                                             1998        1997        1996
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  577,693  $  615,253  $  612,359
  Policy and contract fees                   300,361     272,037     245,966
  Net investment income                      531,081     553,773     530,987
  Net realized investment gains              114,652     114,367      55,574
  Finance charge income                       35,880      43,650      46,932
  Other income                                73,498      71,707      51,630
                                          ----------  ----------  ----------
    Total revenues                         1,633,165   1,670,787   1,543,448
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders' benefits                    519,926     515,873     541,520
  Interest credited to policies and con-
   tracts                                    290,870     298,033     288,967
  General operating expenses                 360,916     369,961     302,618
  Commissions                                110,211     114,404     103,370
  Administrative and sponsorship fees         80,183      81,750      79,360
  Dividends to policyholders                  25,159      26,776      24,804
  Interest on notes payable                   22,360      24,192      22,798
  Increase in deferred policy acquisition
   costs                                     (18,042)    (26,878)    (19,284)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,391,583   1,404,111   1,344,153
                                          ----------  ----------  ----------
      Income from operations before taxes    241,582     266,676     199,295
  Federal income tax expense (benefit):
    Current                                   93,584      84,612      68,033
    Deferred                                 (15,351)     (7,832)        744
                                          ----------  ----------  ----------
      Total federal income tax expense        78,233      76,780      68,777
                                          ----------  ----------  ----------
        Net income                        $  163,349  $  189,896  $  130,518
                                          ==========  ==========  ==========
Other comprehensive income, after tax:
  Foreign currency translation adjust-
   ments                                  $     (947) $      947  $      --
  Unrealized gains (losses) on securities     47,889      47,414     (44,940)
                                          ----------  ----------  ----------
  Other comprehensive income, net of tax      46,942      48,361     (44,940)
                                          ----------  ----------  ----------
    Comprehensive income                  $  210,291  $  238,257  $   85,578
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

                              Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 1998, 1997, and 1996

                                             1998        1997       1996
                                          ----------  ---------- ----------
                                                   (In thousands)
Common stock:
  Issued during the year                  $    5,000  $      --  $      --
                                          ----------  ---------- ----------
    Total common stock                    $    5,000  $      --  $      --
                                          ==========  ========== ==========
Retained earnings:
  Beginning balance                       $1,380,012  $1,190,116 $1,059,598
  Net income                                 163,349     189,896    130,518
  Retained earnings transfer for common
   stock issued                               (5,000)        --         --
  Dividends to stockholder                   (24,700)        --         --
                                          ----------  ---------- ----------
    Total retained earnings               $1,513,661  $1,380,012 $1,190,116
                                          ==========  ========== ==========
Accumulated other comprehensive income:
  Beginning balance                       $  156,673  $  108,312 $  153,252
  Change in unrealized appreciation (de-
   preciation) of investments                 47,889      47,414    (44,940)
  Change in unrealized gain on foreign
   currency translation                         (947)        947        --
                                          ----------  ---------- ----------
    Total accumulated other comprehensive
     income                               $  203,615  $  156,673 $  108,312
                                          ==========  ========== ==========
      Total stockholder's equity          $1,722,276  $1,536,685 $1,298,428
                                          ==========  ========== ==========

          See accompanying notes to consolidated financial statements.

 Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows

Years ended December 31, 1998, 1997, and 1996

                                            1998         1997         1996
                                         -----------  -----------  -----------
                                                   (In thousands)
Cash Flows from Operating Activities
Net income                               $   163,349  $   189,896  $   130,518
Adjustments to reconcile net income to
 net cash provided by operating activi-
 ties:
  Interest credited to annuity and in-
   surance contracts                         265,841      276,719      275,968
  Fees deducted from policy and con-
   tract balances                           (212,901)    (214,803)    (206,780)
  Change in future policy benefits            56,716       76,358       84,389
  Change in other policyholders' lia-
   bilities                                  (20,802)       7,597       16,099
  Change in deferred policy acquisition
   costs                                     (18,042)     (26,878)     (19,284)
  Change in premiums due and other re-
   ceivables                                   5,421       (9,280)     (26,142)
  Change in federal income tax liabili-
   ties                                       15,589       36,049      (38,113)
  Net realized investment gains             (114,652)    (114,367)     (55,574)
  Other, net                                  32,380      (23,213)      56,045
                                         -----------  -----------  -----------
    Net cash provided by operating ac-
     tivities                                172,899      198,078      217,126
                                         -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                1,835,726    1,099,114      877,682
  Equity securities                          523,617      601,936      352,901
  Mortgage loans                                 --           --        15,567
  Real estate                                  7,800        9,279       11,678
  Other invested assets                       21,682       26,877       12,280
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                  414,726      403,829      329,550
  Fixed maturity securities, held-to-
   maturity                                  148,848      139,394      114,222
  Mortgage loans                             126,066      109,246       94,703
Purchases of:
  Fixed maturity securities, available-
   for-sale                               (2,384,720)  (1,498,048)  (1,228,048)
  Fixed maturity securities, held-to-
   maturity                                  (99,530)     (82,835)     (60,612)
  Equity securities                         (516,907)    (585,349)    (446,599)
  Mortgage loans                            (141,008)    (157,247)    (108,691)
  Real estate                                 (5,612)      (3,908)      (3,786)
  Other invested assets                      (75,682)     (55,988)     (29,271)
Finance receivable originations or pur-
 chases                                      (77,141)    (115,248)    (175,876)
Finance receivable principal payments        109,277      133,762      142,723
Other, net                                   141,768      (88,626)     (40,062)
                                         -----------  -----------  -----------
    Net cash provided by (used for) in-
     vesting activities                       28,910      (63,812)    (141,639)
                                         -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insur-
 ance contracts                              952,622      928,696      657,405
Withdrawals from annuity and insurance
 contracts                                (1,053,844)  (1,013,588)    (702,681)
Proceeds from issuance of debt                40,000          --        60,000
Payments on debt                             (31,000)     (21,000)     (21,000)
Other, net                                    (6,023)      (3,355)      (6,898)
                                         -----------  -----------  -----------
    Net cash used for financing activi-
     ties                                    (98,245)    (109,247)     (13,174)
                                         -----------  -----------  -----------
Net increase in cash and short-term in-
 vestments                                   103,564       25,019       62,313
Cash and short-term investments, begin-
 ning of year                                208,531      183,512      121,199
                                         -----------  -----------  -----------
Cash and short-term investments, end of
 year                                    $   312,095  $   208,531  $   183,512
                                         ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

                              Minnesota Life Insurance Company and Subsidiaries


Notes to Consolidated Financial Statements
(1) Nature of Operations

Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

Description of Business
Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 1998 for these business units were $862,240,000, $273,511,000, $258,928,000, $102,061,000 and
$20,723,000, respectively. Additional revenues of $115,702,000 were reported by the Company's subsidiaries.
  The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in 75 general agencies and 45 regional offices throughout the United States.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

 Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
  For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
  For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
  Deferred policy acquisition costs amortized were $148,098,000, $128,176,000 and $125,978,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value.
  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A

                              Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
  Venture capital limited partnerships are carried at cost, net of write-downs for other than temporary declines in value and allowances for temporary declines in value. Cash distributions are recorded as a return of capital and/or income as appropriate. In-kind distributions are recorded as a return of capital for the cost basis of the stock received.
  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1998 and 1997, was $6,713,000 and $6,269,000, respectively.
  Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August 1997. The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in stockholder's equity. Upon settlement of the swaps, gains or losses were recognized in income, and the Company realized a loss of approximately $31,000,000 in 1997, upon settlement of these equity swaps.
  The Company began investing in international bonds denominated in foreign currencies in 1997. Unrealized gains or losses are recorded on foreign denominated securities due to the fluctuation in foreign currency exchange rates and/or related payables and receivables and interest on foreign securities. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. Realized and unrealized gains and losses on these forward foreign exchange contracts are recorded in income as incurred. In addition, these contracts are generally short-term in nature and there is no material exposure to the Company at December 31, 1998. Notional amounts for the years ended December 31, 1998 and 1997, were $115,194,000 and $80,997,000, respectively.

 Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $101,692,000 and $90,926,000 at December 31, 1998 and 1997, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1998, 1997 and 1996, were $10,765,000, $8,965,000 and $6,454,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
  The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,945,000 and $46,293,000 at December 31, 1998 and 1997, respectively.

Policyholders' Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
  Other policyholders' funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

                              Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Account Policies (continued)

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1997 and 1996 consolidated financial statement balances have been reclassified to conform to the 1998 presentation.

(3) Investments

  Net investment income for the years ended December 31 was as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities                       $445,220  $457,391  $433,985
Equity securities                                 12,183    16,182    14,275
Mortgage loans                                    54,785    55,929    63,865
Real estate                                         (236)     (407)     (475)
Policy loans                                      15,502    15,231    13,828
Short-term investments                             6,147     6,995     6,535
Other invested assets                              3,826     3,871     4,901
                                                --------  --------  --------
  Gross investment income                        537,427   555,192   536,914
Investment expenses                               (6,346)   (1,419)   (5,927)
                                                --------  --------  --------
    Total                                       $531,081  $553,773  $530,987
                                                ========  ========  ========

  Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities                       $ 43,244  $  3,711  $ (6,536)
Equity securities                                 47,526    92,765    57,770
Mortgage loans                                     3,399     2,011      (721)
Real estate                                        7,809     1,598     7,088
Other invested assets                             12,674    14,282    (2,027)
                                                --------  --------  --------
    Total                                       $114,652  $114,367  $ 55,574
                                                ========  ========  ========

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 56,428  $ 18,804  $ 19,750
  Gross realized losses                          (13,184)  (15,093)  (26,286)
Equity securities:
  Gross realized gains                           107,342   120,437    79,982
  Gross realized losses                          (59,816)  (27,672)  (22,212)

 Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)


  Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   1998       1997
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 487,479  $ 472,671
Gross unrealized losses                            (73,440)  (118,863)
Adjustment to deferred acquisition costs          (119,542)  (100,299)
Adjustment to unearned policy and contract fees     15,912    (13,087)
Deferred federal income taxes                     (106,794)   (83,749)
                                                 ---------  ---------
  Net unrealized gains                           $ 203,615  $ 156,673
                                                 =========  =========

                              Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1998
Available-for-sale:
  United States government and
   government agencies and
   authorities                      $  195,650 $ 17,389 $    201 $  212,838
  Foreign governments                      784      --       311        473
  Corporate securities               2,357,861  204,277   30,648  2,531,490
  International bond securities        188,448   22,636    1,298    209,786
  Mortgage-backed securities         1,924,945   52,580   18,100  1,959,425
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,667,688  296,882   50,558  4,914,012
  Equity securities-unaffiliated       463,777  157,585   15,057    606,305
  Equity securities-affiliated
   mutual funds                        115,769   27,726      --     143,495
                                    ---------- -------- -------- ----------
    Total equity securities            579,546  185,311   15,057    749,800
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,247,234  482,193   65,615  5,663,812
Held-to maturity:
  Corporate securities                 894,064   67,496      235    961,325
  Mortgage-backed securities           192,484    9,030    1,055    200,459
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,086,548   76,526    1,290  1,161,784
                                    ---------- -------- -------- ----------
      Total                         $6,333,782 $558,719 $ 66,905 $6,825,596
                                    ========== ======== ======== ==========
                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1997
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  239,613 $ 18,627 $    --  $  258,240
  Foreign governments                    1,044      --        29      1,015
  Corporate securities               2,273,474  216,056   70,484  2,419,046
  International bond securities        150,157    2,565   23,530    129,192
  Mortgage-backed securities         1,854,519   66,934    9,145  1,912,308
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,518,807  304,182  103,188  4,719,801
  Equity securities-unaffiliated       421,672  134,558   14,575    541,655
  Equity securities-affiliated mu-
   tual funds                          115,769   29,214      --     144,983
                                    ---------- -------- -------- ----------
    Total equity securities            537,441  163,772   14,575    686,638
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,056,248  467,954  117,763  5,406,439
Held-to maturity:
  Corporate securities                 893,407   59,850      752    952,505
  Mortgage-backed securities           194,905   10,817      --     205,722
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,088,312   70,667      752  1,158,227
                                    ---------- -------- -------- ----------
      Total                         $6,144,560 $538,621 $118,515 $6,564,666
                                    ========== ======== ======== ==========

 Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   Available-for-Sale     Held-to-Maturity
                                  --------------------- ---------------------
                                  Amortized     Fair    Amortized     Fair
                                     Cost      Value       Cost      Value
                                  ---------- ---------- ---------- ----------
                                                (In thousands)
Due in one year or less           $   38,375 $   35,299 $   11,109 $   11,346
Due after one year through five
 years                               529,019    616,064    128,658    133,657
Due after five years through ten
 years                             1,251,763  1,316,512    373,294    403,159
Due after ten years                  923,586    986,712    381,003    413,163
                                  ---------- ---------- ---------- ----------
                                   2,742,743  2,954,587    894,064    961,325
Mortgage-backed securities         1,924,945  1,959,425    192,484    200,459
                                  ---------- ---------- ---------- ----------
  Total                           $4,667,688 $4,914,012 $1,086,548 $1,161,784
                                  ========== ========== ========== ==========

  At December 31, 1998 and 1997, fixed maturity securities and short-term investments with a carrying value of $6,361,000 and $8,000,000, respectively, were on deposit with various regulatory authorities as required by law.
  Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1998    1997
                        ------- -------
                        (In thousands)
Mortgage loans          $ 1,500 $ 1,500
Investment real estate      841   2,248
                        ------- -------
  Total                 $ 2,341 $ 3,748
                        ======= =======

  At December 31, 1998, the recorded investment in mortgage loans that were considered to be impaired was $8,798 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  At December 31, 1997, the recorded investment in mortgage loans that were considered to be impaired was $18,400 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1998 and 1997.

  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1998   1997    1996
                              ------ ------  ------
                                 (In thousands)
Balance at beginning of year  $1,500 $1,895  $1,711
Provision for credit losses      --     --      381
Charge-offs                      --    (395)   (197)
                              ------ ------  ------
  Balance at end of year      $1,500 $1,500  $1,895
                              ====== ======  ======

                              Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.

                                                         1998  1997   1996
                                                         ---- ------ ------
                                                           (In thousands)
Average impaired mortgage loans                          $14  $3,268 $9,375
Interest income on impaired mortgage loans--contractual   18     556  1,796
Interest income on impaired mortgage loans--collected     17     554  1,742

(4) Notes Receivable

In connection with the Company's planned construction of an additional home office facility in St. Paul, Minnesota, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1998, HRA has drawn $9,669,128 on this loan contingency agreement and accrued interest of $673,435.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       1998      1997
                                     --------  --------
                                      (In thousands)
Direct installment loans             $147,425  $183,424
Retail installment notes               12,209    20,373
Retail revolving credit                17,170    25,426
Accrued interest                        2,683     3,116
                                     --------  --------
 Gross receivables                    179,487   232,339
Allowance for uncollectible amounts   (16,076)  (20,545)
                                     --------  --------
  Finance receivables, net           $163,411  $211,794
                                     ========  ========

  Direct installment loans at December 31, 1998, consisted of $81,066,000 of discount basis loans (net of unearned finance charges) and $66,359,000 of interest-bearing loans. Direct installment loans at December 31, 1997, consisted of $83,836,000 of discount basis loans (net of unearned finance charges) and $99,588,000 of interest-bearing loans. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $44,000,000 and $65,000,000 of real estate secured loans at December 31, 1998 and 1997, respectively. Revolving credit loans included approximately $16,000,000 and $24,000,000 of real estate secured loans at December 31, 1998 and 1997, respectively. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.
  Principal cash collections of direct installment loans amounted to $75,011,000, $90,940,000 and $92,438,000 and the percentage of these cash collections to the average net balances were 47%, 47% and 48% for the years ended December 31, 1998, 1997 and 1996, respectively.

 Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                               1998     1997     1996
                              -------  -------  -------
                                  (In thousands)
Balance at beginning of year  $20,545  $ 7,497  $ 6,377
Provision for credit losses    10,712   28,206   10,086
Charge-offs                   (18,440) (17,869) (11,036)
Recoveries                      3,259    2,711    2,070
                              -------  -------  -------
  Balance at end of year      $16,076  $20,545  $ 7,497
                              =======  =======  =======

  At December 31, 1998, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1998 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit    Total
                                     ----------- --------- -------
                                            (In thousands)
Balances at December 31, 1998          $7,546     11,190   $18,736
Related allowance for credit losses    $3,033      5,486   $ 8,519

  All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1998. The average quarterly balances of impaired loans during the year ended December 31, 1998 and 1997, was $6,354,000 and $7,397,000, respectively, for installment basis loans and $12,471,000 and $12,793,000, respectively for revolving credit direct loans.
  There were no material commitments to lend additional funds to customers whose loans were classified as non-accrual at December 31, 1998.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1998     1997     1996
                                                 -------  -------  -------
                                                     (In thousands)
Computed tax expense                             $84,553  $93,337  $69,753
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (1,730)  (5,573)  (2,534)
  Special tax on mutual life insurance companies  (3,455)   3,341    2,760
  Sale of subsidiary                                 --    (4,408)     --
  Foundation gain                                    --    (4,042)  (1,260)
  Tax credits                                     (4,416)  (3,600)  (3,475)
  Expense adjustments and other                    3,281   (2,275)   3,533
                                                 -------  -------  -------
    Total tax expense                            $78,233  $76,780  $68,777
                                                 =======  =======  =======

                              Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1998     1997
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders' liabilities                          $ 16,999 $ 14,374
  Pension and post retirement benefits                  27,003   23,434
  Tax deferred policy acquisition costs                 82,940   73,134
  Net realized capital losses                            8,221    9,609
  Other                                                 18,487   20,524
                                                      -------- --------
    Gross deferred tax assets                          153,650  141,075
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    155,655  152,337
  Real estate and property and equipment depreciation   10,275   11,165
  Basis difference on investments                       10,798   11,061
  Net unrealized capital gains                         143,354  122,876
  Other                                                  7,475    9,693
                                                      -------- --------
    Gross deferred tax liabilities                     327,557  307,132
                                                      -------- --------
      Net deferred tax liability                      $173,907 $166,057
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1998 and 1997, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
  Income taxes paid for the years ended December 31, 1998, 1997 and 1996, were $91,259,000, $71,108,000 and $79,026,000, respectively.
  The Company's tax returns for 1997, 1996 and 1995 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations, will not have a material effect on its financial position.

 Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                                     1998     1997     1996
                                                   -------- -------- --------
                                                         (In thousands)
Balance at January 1                               $409,249 $416,910 $377,302
  Less: reinsurance recoverable                     104,741  102,161   80,333
                                                   -------- -------- --------
Net balance at January 1                            304,508  314,749  296,969
                                                   -------- -------- --------
Incurred related to:
  Current year                                       92,793  121,153  134,727
  Prior years                                        14,644    7,809    4,821
                                                   -------- -------- --------
Total incurred                                      107,437  128,962  139,548
                                                   -------- -------- --------
Paid related to:
  Current year                                       27,660   51,275   51,695
  Prior years                                        58,124   57,475   70,073
                                                   -------- -------- --------
Total paid                                           85,784  108,750  121,768
                                                   -------- -------- --------
Decrease in liabilities due to sale of subsidiary       --    30,453      --
                                                   -------- -------- --------
Net balance at December 31                          326,161  304,508  314,749
  Plus: reinsurance recoverable                     108,918  104,741  102,161
                                                   -------- -------- --------
Balance at December 31                             $435,079 $409,249 $416,910
                                                   ======== ======== ========

  The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
  As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $14,644,000, $7,809,000 and $4,821,000 in 1998,
1997 and 1996, respectively. These amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
  The Company also has unfunded post retirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                              Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

  The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                      Pension Benefits     Other Benefits
                                      ------------------  ------------------
                                        1998      1997      1998      1997
                                      --------  --------  --------  --------
                                                (In thousands)
Change in benefit obligation:
  Benefit obligation at beginning of
   year                               $151,509  $134,959  $ 24,467  $ 24,836
  Service cost                           8,402     6,847     1,375     1,047
  Interest cost                         10,436     9,956     1,713     1,872
  Amendments                                 6       --        --        (99)
  Actuarial gain                        16,298     3,816     4,542    (1,930)
  Benefits paid                         (5,212)   (4,069)     (861)   (1,259)
                                      --------  --------  --------  --------
    Benefit obligation at end of year $181,439  $151,509  $ 31,236  $ 24,467
                                      ========  ========  ========  ========
Change in plan assets:
  Fair value of plan assets at the
   beginning of the year              $133,505  $118,963  $    --   $    --
  Actual return on plan assets          13,068    13,670       --        --
  Employer contribution                  5,349     4,940       861     1,259
  Benefits paid                         (5,212)   (4,069)     (861)   (1,259)
                                      --------  --------  --------  --------
    Fair value of plan assets at the
     end of year                      $146,710  $133,504  $    --   $    --
                                      ========  ========  ========  ========
  Funded status                       $(34,729) $(18,005) $(31,236) $(24,467)
  Unrecognized net actuarial loss
   (gain)                               12,283    (1,735)   (6,251)  (11,353)
  Unrecognized prior service cost
   (benefit)                             5,293     5,865    (2,986)   (3,499)
                                      --------  --------  --------  --------
    Net amount recognized             $(17,153) $(13,875) $(40,473) $(39,319)
                                      ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
  Accrued benefit cost                $(23,242) $(18,059) $(40,473) $(39,319)
  Intangible asset                       6,089     4,184       --        --
                                      --------  --------  --------  --------
    Net amount recognized             $(17,153) $(13,875) $(40,473) $(39,319)
                                      ========  ========  ========  ========

                                                  Pension      Other
                                                 Benefits    Benefits
                                                ----------- -----------
                                                1998  1997  1998  1997
                                                ----- ----- ----- -----
Weighted average assumptions as of December 31
  Discount rate                                 7.00% 7.48% 7.00% 7.50%
  Expected return on plan assets                8.27% 8.32%   --    --
  Rate of compensation increase                 5.32% 5.29%   --    --

 Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

  For measurement purposes, an 8 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999. The rate was assumed to decrease gradually to 5.5 percent for 2003 and remain at that level thereafter.

                                Pension Benefits          Other Benefits
                              -----------------------  ----------------------
                               1998     1997    1996    1998    1997    1996
                              -------  ------  ------  ------  ------  ------
                                            (In thousands)
Components of net periodic
 benefit cost
  Service cost                $ 8,402  $6,847  $6,315  $1,375  $1,047  $1,041
  Interest cost                10,436   9,956   8,852   1,713   1,872   2,074
  Expected return on plan as-
   sets                       (10,978) (9,859) (8,751)    --      --      --
  Amortization of prior serv-
   ice cost (benefits)            578     578     578    (513)   (510)   (501)
  Recognized net actuarial
   loss (gain)                    190      77      10    (559)   (480)   (177)
                              -------  ------  ------  ------  ------  ------
    Net periodic benefit cost $ 8,628  $7,599  $7,004  $2,016  $1,929  $2,437
                              =======  ======  ======  ======  ======  ======

  The projected benefit obligation, accumulated benefit obligation, and fair vale of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $39,470,000, $31,546,000 and $17,334,000 as of
December 31, 1998, respectively, and $32,622,000, $24,894,000 and $16,703,000 respectively, as of December 31, 1997.
  The assumptions presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the post retirement benefit obligation as of December 31, 1998 by $5,875,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 1998 by $788,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the post retirement benefit obligation as of December 31, 1998 by $4,618,000 and the estimated eligibility cost and interest cost components of net periodic post retirement benefit costs for 1998 by $598,000.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1998, 1997 and 1996 of $8,395,000, $7,173,000 and $6,092,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Sale of Subsidiary

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary, to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30, 1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

                              Minnesota Life Insurance Company and Subsidiaries

(10) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1998      1997      1996
                     --------  --------  --------
                           (In thousands)
Direct premiums      $553,408  $595,686  $615,098
Reinsurance assumed    91,548    78,097    64,489
Reinsurance ceded     (67,263)  (58,530)  (67,228)
                     --------  --------  --------
  Net premiums       $577,693  $615,253  $612,359
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $54,174,000, $58,072,000 and $72,330,000 during 1998, 1997 and 1996, respectively.

(11) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
  The interest rates on the finance receivables outstanding as of December 31, 1998 and 1997, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1998 and 1997, approximate the fair value for those respective dates.
  The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1998 and 1997 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.
  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

 Minnesota Life Insurance Company and Subsidiaries

(11) Fair Value of Financial Instruments (continued)

  The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31 were as follows:

                                        1998                  1997
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,914,012 $4,914,012 $4,719,801 $4,719,801
  Held-to-maturity               1,086,548  1,161,784  1,088,312  1,158,227
Equity securities                  749,800    749,800    686,638    686,638
Mortgage loans:
  Commercial                       579,890    603,173    506,860    527,994
  Residential                      101,329    104,315    154,477    158,334
Policy loans                       226,409    226,409    213,488    213,488
Short-term investments             136,435    136,435    112,352    112,352
Cash                               175,660    175,660     96,179     96,179
Finance receivables, net           163,411    163,411    211,794    211,794
Venture capital                    160,958    164,332    115,856    122,742
Foreign currency exchange con-
 tract                               1,594      1,594      1,457      1,457
                                ---------- ---------- ---------- ----------
    Total financial assets      $8,296,046 $8,400,925 $7,907,214 $8,009,006
                                ========== ========== ========== ==========

  The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1998                  1997
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $2,085,408 $2,075,738 $2,131,806 $2,112,301
Annuity certain contracts            57,528     60,766     55,431     57,017
Other fund deposits                 722,321    731,122    754,960    753,905
Guaranteed investment contracts         862        862      8,188      8,187
Supplementary contracts without
 life contingencies                  44,696     44,251     46,700     45,223
Notes payable                       267,000    272,834    298,000    302,000
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,177,815 $3,185,573 $3,295,085 $3,278,633
                                 ========== ========== ========== ==========

(12) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1998 and 1997. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

                              Minnesota Life Insurance Company and Subsidiaries

(12) Notes Payable (continued)

  Notes payable as of December 31 were as follows:

                                                            1998     1997
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                      142,000  173,000
                                                          -------- --------
  Total notes payable                                     $267,000 $298,000
                                                          ======== ========

  At December 31, 1998, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1999, $49,000,000; 2000, $33,000,000;
2001, $26,000,000; 2002, $22,000,000; 2003, $12,000,000; thereafter
$125,000,000.
  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $44,070,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1998.
  Interest paid on debt for the years ended December 31, 1998, 1997 and 1996, was $25,008,000, $18,197,000 and $21,849,000, respectively.

(13) Other Comprehensive Income

Effective December 31, 1998, the Company adopted the provisions of SFAS No. 130, "Reporting Comprehensive Income." Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities, and unrealized foreign currency translation adjustments. The components of comprehensive income, other than net income are illustrated below:

                                                     1998     1997      1996
                                                    -------  -------  --------
                                                         (In thousands)
Other comprehensive income, before tax:
  Foreign currency translation adjustment           $   --   $ 1,457  $    --
    Less: reclassification adjustment for gains in-
     cluded in net income                            (1,457)     --        --
                                                    -------  -------  --------
                                                     (1,457)   1,457       --
  Unrealized gains (loss) on securities             162,214  171,654   (18,746)
    Less: reclassification adjustment for gains in-
     cluded in net income                           (90,770) (96,476)  (51,234)
                                                    -------  -------  --------
                                                     71,444   75,178   (69,980)
  Income tax expense related to items of other com-
   prehensive income                                (23,045) (28,274)   25,040
                                                    -------  -------  --------
  Other comprehensive income, net of tax            $46,942  $48,361  $(44,940)
                                                    =======  =======  ========

(14) Stock Dividends

On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000 to be paid in 1999.
  Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year end or the statutory net gain from operations for the current calendar year, without prior approval from the Department of Commerce. Based on this limitation and 1997 statutory results, Minnesota Life Insurance Company could have paid $87,069,000 in dividends in 1998 without prior approval.

 Minnesota Life Insurance Company and Subsidiaries

(15) Year 2000 (Unaudited)

The Company's business units utilize products and systems in the normal course of business. Some of the Company's products and systems will have been replaced or modified in order to process dates including the year 2000 and beyond.
  The Company began preparing for the new millennium in the early 1980s by designing systems with the year 2000 in mind. The Company began a comprehensive Year 2000 project in 1995 to prepare all components of its business to function properly before, during and after the year 2000.
  The Company's goal is to have all computer systems and data prepared for the year 2000. While the Company has taken extensive steps to renovate, upgrade and replace applications, it is impossible to guarantee there will be no problems associated with the year 2000 date change. The Company is currently developing contingency and continuity plans to help minimize any impact of problems that do arise.

(16) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
  The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $41,010,000 as of December 31, 1998. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
  The Company has long-term commitments to fund venture capital and real estate investments totaling $165,191,000 as of December 31, 1998. The Company estimates that $60,000,000 of these commitments will be invested in 1999, with the remaining $105,191,000 invested over the next four years.
  As of December 31, 1998, the Company had committed to purchase bonds and mortgage loans totaling $198,907,000 but had not completed the purchase transactions.
  At December 31, 1998, the Company had guaranteed the payment of $75,100,000 in policyholders' dividends and discretionary amounts payable in 1999. The Company has pledged bonds, valued at $76,596,000 to secure this guarantee.
  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits.

                              Minnesota Life Insurance Company and Subsidiaries

(17) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         1998        1997
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $  947,885  $  870,688
Adjustments:
  Deferred policy acquisition costs                      564,382     576,030
  Net unrealized investment gains                        281,226     213,026
  Statutory asset valuation reserve                      239,455     242,100
  Statutory interest maintenance reserve                  49,915      24,169
  Premiums and fees deferred or receivable               (73,312)    (74,025)
  Change in reserve basis                                117,806     101,415
  Separate accounts                                      (56,816)    (51,172)
  Unearned policy and contract fees                     (134,373)   (126,477)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (173,907)   (166,057)
  Non-admitted assets                                     36,764      32,611
  Policyholders' dividends                                60,648      60,036
  Other                                                  (12,397)    (40,659)
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,722,276  $1,536,685
                                                      ==========  ==========

                                                As of December 31
                                            ----------------------------
                                              1998      1997      1996
                                            --------  --------  --------
                                                  (In thousands)
Statutory net income                        $104,609  $167,078  $115,797
Adjustments:
  Deferred policy acquisition costs           18,042    26,878    19,284
  Statutory interest maintenance reserve      25,746      (538)   (8,192)
  Premiums and fees deferred or receivable       708     2,175     1,587
  Change in reserve basis                      3,011     9,699    20,114
  Separate accounts                           (5,644)   (6,272)   (6,304)
  Unearned policy and contract fees           (7,896)  (12,825)   (2,530)
  Net deferred income taxes                   15,351     7,832      (744)
  Policyholders' dividends                     1,194     2,708       502
  Other                                        8,228    (6,839)   (8,996)
                                            --------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $163,349  $189,896  $130,518
                                            ========  ========  ========

 Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

       Summary of Investments--Other than Investments in Related Parties

                               December 31, 1998

                                                                   As Shown
                                                       Market   on the balance
Type of investment                         Cost(3)     Value       sheet(1)
------------------                        ---------- ---------- --------------
                                                     (In thousands)
Bonds:
  United States government and government
   agencies and authorities               $  195,650 $  212,838   $  212,838
  Foreign governments                            784        473          473
  Public utilities                           343,230    368,246      357,795
  Mortgage-backed securities               2,117,429  2,159,884    2,151,909
  All other corporate bonds                3,097,143  3,334,355    3,277,545
                                          ---------- ----------   ----------
      Total bonds                          5,754,236  6,075,796    6,000,560
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                          14,403     18,472       18,472
    Banks, trusts and insurance companies     42,538     43,615       43,615
    Industrial, miscellaneous and all
     other                                   495,635    659,177      659,177
  Nonredeemable preferred stocks              26,970     28,536       28,536
                                          ---------- ----------   ----------
      Total equity securities                579,546    749,800      749,800
                                          ---------- ----------   ----------
Mortgage loans on real estate                681,219     XXXXXX      681,219
Real estate (2)                               38,530     XXXXXX       38,530
Policy loans                                 226,409     XXXXXX      226,409
Other long-term investments                  261,625     XXXXXX      261,625
Short-term investments                       136,435     XXXXXX      136,435
                                          ---------- ----------   ----------
      Total                                1,344,218        --     1,344,218
                                          ---------- ----------   ----------
Total investments                         $7,678,000 $6,825,596   $8,094,578
                                          ========== ==========   ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $-0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                       See independent auditors' report.

            Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III
                      Supplementary Insurance Information
                                 (In thousands)

                                    As of December 31                                     For the years ended December 31
                   --------------------------------------------------- -----------------------------------------------------------
                               Future policy                                                                Amortization
                    Deferred      benefits                Other policy                         Benefits,    of deferred
                     policy    losses, claims              claims and                Net     claims, losses    policy      Other
                   acquisition and settlement  Unearned     benefits    Premium   investment and settlement acquisition  operating
Segment               costs     expenses(1)   premiums(2)   payable    revenue(3)   income      expenses       costs     expenses
-------            ----------- -------------- ----------- ------------ ---------- ---------- -------------- ------------ ---------
                                                                         (In thousands)
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $51,798     $615,856   $246,303     $502,767      $114,589   $342,080
 Accident and
 health insurance     74,606        496,839      33,568      18,342      167,544     35,822      105,336        12,261     93,876
 Annuity              68,719      3,186,148          25         424       93,992    247,970      225,004        21,248    136,527
 Property and li-
 ability insur-
 ance                    --             480         556         --           662        986        2,848           --       1,187
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $564,382     $5,987,047    $180,191     $70,564     $878,054   $531,081     $835,955      $148,098   $573,670
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627     $576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
 health insurance     70,593        466,109      34,250      17,153      205,869     40,343       87,424         9,451    101,960
 Annuity              71,425      3,266,965         --        4,576       64,637    261,768      242,738        16,252    129,263
 Property and li-
 ability insur-
 ance                    --             280       1,116         --        40,316      4,395       33,773           --      13,146
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $576,030     $5,962,750    $202,070     $64,356     $887,290   $553,773     $840,682      $128,176   $590,307
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance     62,407        437,118      33,770      18,774      160,097     34,202       96,743        14,017     87,222
 Annuity              70,649      3,360,614         --           31       79,245    267,473      243,387        14,575    111,366
 Property and li-
 ability insur-
 ance                    --          27,855      24,189         --        50,109      5,550       36,933           --      19,033
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $589,517     $5,948,735    $207,111     $70,577     $858,325   $530,987     $855,291      $125,978   $508,146
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
                    Premiums
Segment            written(4)
-------            ----------
1998:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                   103
                   ----------
                    $   103
                   ==========
1997:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                43,376
                   ----------
                    $43,376
                   ==========
1996:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                50,515
                   ----------
                    $50,515
                   ==========

-----
(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance

                       See independent auditors' report.

 Minnesota Life Insurance Company and Subsidiaries
                                  Schedule IV

                                  Reinsurance

              For the years ended December 31, 1998, 1997 and 1996

                                                                          Percentage
                                      Ceded to     Assumed                of amount
                                        other    from other      Net      assumed to
                        Gross amount  companies   companies     amount       net
                        ------------ ----------- ----------- ------------ ----------
                                               (In thousands)
1998:
 Life insurance in
  force                 $158,229,143 $18,656,917 $28,559,482 $168,131,708     17.0%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    338,909 $    30,532 $    71,198 $    379,575     18.8%
   Accident and health
    insurance                180,081      17,894       1,432      163,619      0.9%
   Annuity                    33,837          --          --       33,837       --
   Property and liabil-
    ity insurance                581      18,837      18,918          662   2857.7%
                        ------------ ----------- ----------- ------------
     Total premiums     $    553,408 $    67,263 $    91,548 $    577,693     15.8%
                        ============ =========== =========== ============
1997:
 Life insurance in
  force                 $122,120,394 $14,813,351 $25,566,734 $132,873,777     19.2%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    340,984 $    30,547 $    63,815 $    374,252     17.1%
   Accident and health
    insurance                175,647      16,332       1,310      160,625      0.8%
   Annuity                    40,060          --          --       40,060       --
   Property and liabil-
    ity insurance             38,995      11,651      12,972       40,316     32.2%
                        ------------ ----------- ----------- ------------
     Total premiums     $    595,686 $    58,530 $    78,097 $    615,253     12.7%
                        ============ =========== =========== ============
1996:
 Life insurance in
  force                 $116,445,975 $15,164,764 $22,957,287 $124,238,498     18.5%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    347,056 $    45,988 $    63,044 $    364,112     17.3%
   Accident and health
    insurance                174,219      15,511       1,389      160,097      0.9%
   Annuity                    38,041          --          --       38,041       --
   Property and liabil-
    ity insurance             55,782       5,729          56       50,109      0.1%
                        ------------ ----------- ----------- ------------
     Total premiums     $    615,098 $    67,228 $    64,489 $    612,359     10.5%
                        ============ =========== =========== ============

                       See independent auditors' report.

92